UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Target Date Retirement Series

[photo of a flower-covered hillside]

Semi-annual report for the six months ended April 30, 2010

American Funds Target Date Retirement Series® seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2010 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios for the most recent fiscal year-end.

Class A shares	1 year	Lifetime*		Gross expense ratio	Net expense ratio

American Funds 2055 Target Date Retirement FundSM	—%	–0.19	%†	—%	—%
American Funds 2050 Target Date Retirement Fund®	37.82	–3.29		0.92	0.75
American Funds 2045 Target Date Retirement Fund®	37.72	–3.28		0.93	0.76
American Funds 2040 Target Date Retirement Fund®	38.05	–3.27		0.90	0.75
American Funds 2035 Target Date Retirement Fund®	37.55	–3.30		0.89	0.75
American Funds 2030 Target Date Retirement Fund®	37.05	–3.28		0.89	0.75
American Funds 2025 Target Date Retirement Fund®	35.03	–3.50		0.88	0.73
American Funds 2020 Target Date Retirement Fund®	31.54	–3.28		0.86	0.72
American Funds 2015 Target Date Retirement Fund®	28.48	–2.58		0.85	0.71
American Funds 2010 Target Date Retirement Fund®	26.70	–2.44		0.84	0.70

*Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.
†Cumulative total return since February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series’ most recent fiscal year-end. The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. Because Class R-6 shares were first offered on May 1, 2009, the expense ratios shown above are estimated. The series’ investment adviser is currently waiving a 0.10% management fee and has agreed to reimburse a portion of the fees and expenses of the target date funds. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results and the net expense ratios do reflect the waiver and/or reimbursements, without which the results would have been lower and the net expense ratios would have been higher. It is expected that the waiver and reimbursement, which only can be modified or terminated with the approval of the fund’s board of directors, will be in effect at least through December 31, 2010. See the series’ prospectus or the Financial Highlights table on pages 32 to 40 for details.

The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals. For an investor who is approaching retirement or taking distributions, each fund’s equity exposure may result in investment volatility that could reduce available retirement assets at a time when the investor has a need to withdraw funds. For an investor who is further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving retirement goals.

Most investments carry some degree of risk. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to certain risks, such as currency fluctuations. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a flower-covered hillside]

Buoyed by a strong U.S. stock market and a recovering economy, each of the funds in the American Funds Target Date Retirement Series posted solid results for the six-month period ended April 30, 2010. Gains ranged from 8.1% to 11.3% for the nine funds that operated during the entire reporting period. The American Funds 2055 Target Date Retirement Fund, which was launched February 1, 2010, gained 6.7% since its inception. While we are pleased with these results, we encourage investors to remain focused on the long term and not place too much emphasis on short-term results. The funds are designed as retirement investments, and success should be measured across decades, rather than shorter periods of time.

After falling into recession in 2008, the global economy bounced back in 2009. For the three quarters ended March 31, 2010, the U.S. gross domestic product realized consecutive gains. Although the unemployment rate continued to hover near 10%, the economy added jobs between January and April of this year, for a total increase of about 573,000 jobs. Inflation remained subdued, and interest rates hovered near record lows. The housing market appeared to stabilize somewhat, as the S&P/Case-Shiller Home Price Indices (a measure of U.S. home prices) rose year-over-year in February for the first time since 2006.

[Begin Sidebar]
Results at a glance (for periods ended April 30, 2010, with all distributions reinvested)
			Average annual
			total returns
	Total returns		Lifetime
	6 months	1 year	(since 2/1/07)

American Funds Target Date Retirement Series (Class A shares):
2055 Fund	—	—	6.70	%*
2050 Fund	11.29%	34.82%	–1.21
2045 Fund	11.29	34.74	–1.21
2040 Fund	11.29	34.85	–1.20
2035 Fund	11.17	34.56	–1.22
2030 Fund	11.14	34.29	–1.20
2025 Fund	10.53	32.73	–1.42
2020 Fund	9.24	30.14	–1.20
2015 Fund	8.53	28.26	–0.52
2010 Fund	8.10	27.17	–0.34

Standard & Poor’s 500 Composite Index	15.66	38.81	–3.81
MSCI EAFE Index	2.68	35.02	–5.98
Barclays Capital U.S. Aggregate Index	2.54	8.30	6.52

Lipper mixed-asset target indexes:
2050+ Funds Index	14.28	40.19	–3.85	†
2045 Funds Index	13.49	37.55	–3.36	†
2040 Funds Index	13.79	38.89	–3.05
2035 Funds Index	13.68	37.37	–3.04	†
2030 Funds Index	13.05	36.66	–2.10
2025 Funds Index	12.30	34.69	–2.34	†
2020 Funds Index	11.33	32.44	–0.11
2015 Funds Index	10.03	29.06	0.79
2010 Funds Index	8.37	25.00	1.05

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed equity market results. The Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market. Market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments; their results reflect the effect of reinvested distributions, but not sales charges.

*For the period February 1, 2010, commencement of operations, through April 30, 2010. Result is a cumulative total return, it is not annualized.
The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.
[End Sidebar]

With a recovering economy as a backdrop, the U.S. stock market rallied sharply, with Standard & Poor’s 500 Composite Index (a proxy for the domestic stock market) advancing 15.7% during the six-month period. Since hitting a market low on March 9, 2009, the S&P 500 was up a remarkable 79.7% through April 30, 2010. International markets were not as robust, with the MSCI EAFE Index (a leading benchmark for developed markets outside North America) climbing 2.7% for the six months.

The bond market posted modest gains during the reporting period, with the Barclays Capital U.S. Aggregate Index (a measure of the broad fixed-income market) gaining 2.5%. The government, municipal and corporate sectors all realized positive results, with the best returns, by far, coming from the high yield market, as reflected by the Credit Suisse High Yield Index increasing 11.5%.

At the start of the new reporting period, global markets were roiled by worsening debt problems in Greece. Concerns grew about the potential threat to recovering economies around the world. Amid the uncertainty, the euro fell against major currencies. In May, European governments and the International Monetary Fund agreed on €110 billion ($145 billion) in loans for Greece. The rescue was aimed at keeping Greece from defaulting on its debts, and preventing its financial problems from infecting other indebted countries.

Going forward, we expect there will be continued uncertainty in the financial markets, and volatility is always a risk in investing. Regardless of what lies ahead, we believe that investors will be well-served by holding a prudent blend of stock and bond funds, and maintaining a long-term perspective.

We thank you for the opportunity to help you work toward your retirement goals, and we look forward to reporting to you again in six months’ time.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

June 11, 2010

For current information about the series, visit americanfunds.com.

Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement. Investors may begin making withdrawals from their retirement savings when the fund reaches its target date.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on the opposite page show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2010. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

[begin bar chart]
Target Date Portfolio	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth	40	40	40	40	40	40	35	20	15	5
Growth & Income	45	45	45	45	40	35	35	35	30	25	25	20	15	10	5
Equity Income / Balanced	10	10	10	10	15	20	20	20	20	25	30	30	35	35	35	40
Bonds	5	5	5	5	5	5	10	25	35	45	45	50	50	55	60	60
[end bar chart]

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, make changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date.

American Funds 2055 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2055.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-6	17,500	$314	7.0%
EuroPacific Growth Fund, Class R-6	4,707	179	4.0
The Growth Fund of America, Inc., Class R-6	10,933	314	7.0
The New Economy Fund, Class R-6	7,676	179	4.0
New Perspective Fund, Inc., Class R-6	12,008	314	7.0
New World Fund, Inc., Class R-6	3,666	179	4.0
SMALLCAP World Fund, Inc., Class R-6	9,058	314	7.0
		1,793	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	14,812	359	8.0
Capital World Growth and Income Fund, Inc., Class R-6	9,281	314	7.0
Fundamental Investors, Inc., Class R-6	10,464	359	8.0
International Growth and Income Fund, Class R-6	6,117	179	4.0
The Investment Company of America, Class R-6	14,975	403	9.0
Washington Mutual Investors Fund, Inc., Class R-6	15,607	403	9.0
		2,017	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	10,547	179	4.0
Capital Income Builder, Inc., Class R-6	2,806	135	3.0
The Income Fund of America, Inc., Class R-6	8,436	135	3.0
		449	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	15,839	224	5.0

Total investment securities (cost: $4,386,000)		4,483	100.0
Other assets less liabilities		(3)	-

Net assets		$4,480	100.0%

See Notes to Financial Statements

American Funds 2050 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	39.9%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.1

Designed for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.9%
AMCAP Fund, Inc., Class R-6	1,226,503	$21,991	7.0%
EuroPacific Growth Fund, Class R-6	329,323	12,544	4.0
The Growth Fund of America, Inc., Class R-6	766,244	21,991	7.0
The New Economy Fund, Class R-6	536,930	12,543	3.9
New Perspective Fund, Inc., Class R-6	841,607	21,991	7.0
New World Fund, Inc., Class R-6	257,149	12,577	4.0
SMALLCAP World Fund, Inc., Class R-6	638,766	22,127	7.0
		125,764	39.9

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	1,039,408	25,164	8.0
Capital World Growth and Income Fund, Inc., Class R-6	650,661	21,999	7.0
Fundamental Investors, Inc., Class R-6	733,830	25,148	8.0
International Growth and Income Fund, Class R-6	428,240	12,552	4.0
The Investment Company of America, Class R-6	1,050,403	28,298	9.0
Washington Mutual Investors Fund, Inc., Class R-6	1,096,937	28,356	9.0
		141,517	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	744,679	12,659	4.0
Capital Income Builder, Inc., Class R-6	197,051	9,443	3.0
The Income Fund of America, Inc., Class R-6	593,590	9,462	3.0
		31,564	10.0

Bond funds - 5.1%
U.S. Government Securities Fund, Class R-6	1,138,217	16,106	5.1

Total investment securities (cost: $303,678,000)		314,951	100.0
Other assets less liabilities		(232)	-

Net assets		$314,719	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	39.9%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.1

Designed for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.9%
AMCAP Fund, Inc., Class R-6	1,110,497	$19,911	7.0%
EuroPacific Growth Fund, Class R-6	299,536	11,410	4.0
The Growth Fund of America, Inc., Class R-6	693,770	19,911	7.0
The New Economy Fund, Class R-6	485,887	11,350	3.9
New Perspective Fund, Inc., Class R-6	762,192	19,916	7.0
New World Fund, Inc., Class R-6	233,944	11,442	4.0
SMALLCAP World Fund, Inc., Class R-6	577,052	19,989	7.0
		113,929	39.9

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	941,608	22,796	8.0
Capital World Growth and Income Fund, Inc., Class R-6	590,063	19,950	7.0
Fundamental Investors, Inc., Class R-6	663,359	22,733	8.0
International Growth and Income Fund, Class R-6	389,886	11,428	4.0
The Investment Company of America, Class R-6	949,916	25,591	9.0
Washington Mutual Investors Fund, Inc., Class R-6	993,855	25,691	9.0
		128,189	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	675,605	11,485	4.0
Capital Income Builder, Inc., Class R-6	178,583	8,558	3.0
The Income Fund of America, Inc., Class R-6	538,784	8,588	3.0
		28,631	10.0

Bond funds - 5.1%
U.S. Government Securities Fund, Class R-6	1,032,745	14,614	5.1

Total investment securities (cost: $268,742,000)		285,363	100.0
Other assets less liabilities		(172)	-

Net assets		$285,191	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	39.9%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.1

Designed for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.9%
AMCAP Fund, Inc., Class R-6	2,341,905	$41,990	7.0%
EuroPacific Growth Fund, Class R-6	631,913	24,070	4.0
The Growth Fund of America, Inc., Class R-6	1,463,012	41,988	7.0
The New Economy Fund, Class R-6	1,024,530	23,933	3.9
New Perspective Fund, Inc., Class R-6	1,607,584	42,006	7.0
New World Fund, Inc., Class R-6	493,494	24,137	4.0
SMALLCAP World Fund, Inc., Class R-6	1,217,009	42,157	7.0
		240,281	39.9

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-6	1,986,582	48,095	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,244,494	42,077	7.0
Fundamental Investors, Inc., Class R-6	1,398,652	47,932	8.0
International Growth and Income Fund, Class R-6	822,185	24,098	4.0
The Investment Company of America, Class R-6	2,002,914	53,958	9.0
Washington Mutual Investors Fund, Inc., Class R-6	2,096,967	54,207	9.0
		270,367	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	1,425,152	24,227	4.0
Capital Income Builder, Inc., Class R-6	376,988	18,065	3.0
The Income Fund of America, Inc., Class R-6	1,136,429	18,115	3.0
		60,407	10.0

Bond funds - 5.1%
U.S. Government Securities Fund, Class R-6	2,180,114	30,849	5.1

Total investment securities (cost: $575,768,000)		601,904	100.0
Other assets less liabilities		(381)	-

Net assets		$601,523	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	39.9%
Growth-and-income funds	39.9
Equity-income and Balanced funds	15.1
Bond funds	5.1

Designed for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.9%
AMCAP Fund, Inc., Class R-6	2,744,747	$49,213	7.0%
EuroPacific Growth Fund, Class R-6	741,439	28,241	4.0
The Growth Fund of America, Inc., Class R-6	1,714,750	49,213	6.9
The New Economy Fund, Class R-6	1,200,170	28,036	4.0
New Perspective Fund, Inc., Class R-6	1,885,784	49,276	7.0
New World Fund, Inc., Class R-6	579,075	28,323	4.0
SMALLCAP World Fund, Inc., Class R-6	1,425,362	49,375	7.0
		281,677	39.9

Growth-and-income funds - 39.9%
American Mutual Fund, Inc., Class R-6	2,038,771	49,359	7.0
Capital World Growth and Income Fund, Inc., Class R-6	1,250,656	42,285	6.0
Fundamental Investors, Inc., Class R-6	1,433,035	49,110	6.9
International Growth and Income Fund, Class R-6	964,352	28,265	4.0
The Investment Company of America, Class R-6	2,085,676	56,188	8.0
Washington Mutual Investors Fund, Inc., Class R-6	2,186,057	56,509	8.0
		281,716	39.9

Equity-income and Balanced funds - 15.1%
American Balanced Fund, Class R-6	2,089,798	35,526	5.1
Capital Income Builder, Inc., Class R-6	736,679	35,302	5.0
The Income Fund of America, Inc., Class R-6	2,222,099	35,420	5.0
		106,248	15.1

Bond funds - 5.1%
U.S. Government Securities Fund, Class R-6	2,556,120	36,169	5.1

Total investment securities (cost: $686,014,000)		705,810	100.0
Other assets less liabilities		(372)	-

Net assets		$705,438	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	34.9
Equity-income and Balanced funds	20.0
Bond funds	5.1

Designed for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-6	4,248,320	$76,172	7.0
EuroPacific Growth Fund, Class R-6	1,143,518	43,557	4.0
The Growth Fund of America, Inc., Class R-6	2,654,090	76,172	7.0
The New Economy Fund, Class R-6	1,858,386	43,412	4.0
New Perspective Fund, Inc., Class R-6	2,915,532	76,183	7.0
New World Fund, Inc., Class R-6	893,152	43,684	4.0
SMALLCAP World Fund, Inc., Class R-6	2,212,721	76,649	7.0
		435,829	40.0

Growth-and-income funds - 34.9%
American Mutual Fund, Inc., Class R-6	2,700,022	65,367	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,610,636	54,456	5.0
Fundamental Investors, Inc., Class R-6	1,903,205	65,223	6.0
International Growth and Income Fund, Class R-6	1,117,044	32,740	3.0
The Investment Company of America, Class R-6	2,826,099	76,135	6.9
Washington Mutual Investors Fund, Inc., Class R-6	3,378,359	87,331	8.0
		381,252	34.9

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	5,161,195	87,740	8.0
Capital Income Builder, Inc., Class R-6	1,367,957	65,552	6.0
The Income Fund of America, Inc., Class R-6	4,119,986	65,673	6.0
		218,965	20.0

Bond funds - 5.1%
U.S. Government Securities Fund, Class R-6	3,955,478	55,970	5.1

Total investment securities (cost: $1,057,354,000)		1,092,016	100.0
Other assets less liabilities		(741)	-

Net assets		$1,091,275	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	34.9%
Growth-and-income funds	34.9
Equity-income and Balanced funds	20.0
Bond funds	10.2

Designed for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 34.9%
AMCAP Fund, Inc., Class R-6	3,636,242	$65,198	6.0
EuroPacific Growth Fund, Class R-6	1,142,006	43,499	4.0
The Growth Fund of America, Inc., Class R-6	2,271,701	65,198	6.0
The New Economy Fund, Class R-6	1,390,383	32,479	2.9
New Perspective Fund, Inc., Class R-6	2,912,601	76,106	7.0
New World Fund, Inc., Class R-6	668,191	32,681	3.0
SMALLCAP World Fund, Inc., Class R-6	1,886,652	65,354	6.0
		380,515	34.9

Growth-and-income funds - 34.9%
American Mutual Fund, Inc., Class R-6	2,692,920	65,196	5.9
Capital World Growth and Income Fund, Inc., Class R-6	1,606,107	54,302	5.0
Fundamental Investors, Inc., Class R-6	1,902,462	65,197	6.0
International Growth and Income Fund, Class R-6	1,113,663	32,641	3.0
The Investment Company of America, Class R-6	2,824,926	76,104	7.0
Washington Mutual Investors Fund, Inc., Class R-6	3,367,575	87,052	8.0
		380,492	34.9

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	5,149,260	87,537	8.0
Capital Income Builder, Inc., Class R-6	1,361,409	65,239	6.0
The Income Fund of America, Inc., Class R-6	4,106,189	65,453	6.0
		218,229	20.0

Bond funds - 10.2%
U.S. Government Securities Fund, Class R-6	7,871,344	111,379	10.2

Total investment securities (cost: $1,093,076,000)		1,090,615	100.0
Other assets less liabilities		(754)	-

Net assets		$1,089,861	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	19.9%
Growth-and-income funds	34.8
Equity-income and Balanced funds	19.9
Bond funds	25.4

Designed for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 19.9%
AMCAP Fund, Inc., Class R-6	2,982,088	$53,469	4.0%
EuroPacific Growth Fund, Class R-6	1,058,486	40,318	3.0
The Growth Fund of America, Inc., Class R-6	1,862,817	53,463	3.9
New Perspective Fund, Inc., Class R-6	2,565,567	67,038	5.0
New World Fund, Inc., Class R-6	273,656	13,384	1.0
SMALLCAP World Fund, Inc., Class R-6	1,163,015	40,287	3.0
		267,959	19.9

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-6	3,329,657	80,611	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,985,172	67,119	5.0
Fundamental Investors, Inc., Class R-6	2,352,233	80,611	6.0
International Growth and Income Fund, Class R-6	1,376,146	40,335	3.0
The Investment Company of America, Class R-6	3,493,318	94,110	6.9
Washington Mutual Investors Fund, Inc., Class R-6	4,163,171	107,618	7.9
		470,404	34.8

Equity-income and Balanced funds - 19.9%
American Balanced Fund, Class R-6	6,351,699	107,979	8.0
Capital Income Builder, Inc., Class R-6	1,681,198	80,563	5.9
The Income Fund of America, Inc., Class R-6	5,064,367	80,726	6.0
		269,268	19.9

Bond funds - 25.4%
The Bond Fund of America, Inc., Class R-6	5,667,050	68,345	5.1
Capital World Bond Fund, Inc., Class R-6	3,376,506	68,036	5.0
Intermediate Bond Fund of America, Class R-6	5,152,991	68,483	5.1
U.S. Government Securities Fund, Class R-6	9,710,670	137,406	10.2
		342,270	25.4

Total investment securities (cost: $1,383,149,000)		1,349,901	100.0
Other assets less liabilities		1,336	-

Net assets		$1,351,237	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	14.8%
Growth-and-income funds	29.8
Equity-income and Balanced funds	19.9
Bond funds	35.5

Designed for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 14.8%
AMCAP Fund, Inc., Class R-6	2,391,693	$42,883	3.9%
EuroPacific Growth Fund, Class R-6	844,256	32,158	3.0
The Growth Fund of America, Inc., Class R-6	1,119,847	32,140	3.0
New Perspective Fund, Inc., Class R-6	2,056,466	53,735	4.9
		160,916	14.8

Growth-and-income funds - 29.8%
American Mutual Fund, Inc., Class R-6	2,677,028	64,811	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,595,889	53,957	4.9
Fundamental Investors, Inc., Class R-6	1,574,468	53,957	4.9
International Growth and Income Fund, Class R-6	730,413	21,408	2.0
The Investment Company of America, Class R-6	2,405,748	64,811	6.0
Washington Mutual Investors Fund, Inc., Class R-6	2,507,189	64,811	6.0
		323,755	29.8

Equity-income and Balanced funds - 19.9%
American Balanced Fund, Class R-6	5,087,711	86,491	8.0
Capital Income Builder, Inc., Class R-6	1,350,322	64,707	5.9
The Income Fund of America, Inc., Class R-6	4,067,792	64,841	6.0
		216,039	19.9

Bond funds - 35.5%
The Bond Fund of America, Inc., Class R-6	9,102,406	109,775	10.1
Capital World Bond Fund, Inc., Class R-6	2,709,383	54,594	5.0
Intermediate Bond Fund of America, Class R-6	8,276,743	109,998	10.2
U.S. Government Securities Fund, Class R-6	7,795,497	110,306	10.2
		384,673	35.5

Total investment securities (cost: $1,124,398,000)		1,085,383	100.0
Other assets less liabilities		(287)	-

Net assets		$1,085,096	100.0

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, April 30, 2010
unaudited

[begin pie chart]
Percent of net assets
Growth funds	4.9%
Growth-and-income funds	24.8
Equity-income and Balanced funds	24.9
Bond funds	45.4

Designed for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 4.9%
AMCAP Fund, Inc., Class R-6	853,589	$15,305	2.0%
The Growth Fund of America, Inc., Class R-6	265,850	7,630	1.0
New Perspective Fund, Inc., Class R-6	576,964	15,076	1.9
		38,011	4.9

Growth-and-income funds - 24.8%
American Mutual Fund, Inc., Class R-6	1,910,325	46,249	6.0
Capital World Growth and Income Fund, Inc., Class R-6	911,193	30,808	4.0
Fundamental Investors, Inc., Class R-6	897,063	30,742	3.9
International Growth and Income Fund, Class R-6	262,095	7,682	1.0
The Investment Company of America, Class R-6	1,428,960	38,496	4.9
Washington Mutual Investors Fund, Inc., Class R-6	1,489,317	38,499	5.0
		192,476	24.8

Equity-income and Balanced funds - 24.9%
American Balanced Fund, Class R-6	3,172,773	53,937	6.9
Capital Income Builder, Inc., Class R-6	1,452,153	69,587	9.0
The Income Fund of America, Inc., Class R-6	4,358,272	69,471	9.0
		192,995	24.9

Bond funds - 45.4%
American High-Income Trust, Class R-6	3,509,738	39,098	5.1
The Bond Fund of America, Inc., Class R-6	6,474,588	78,084	10.1
Capital World Bond Fund, Inc., Class R-6	1,925,939	38,808	5.0
Intermediate Bond Fund of America, Class R-6	8,824,765	117,281	15.1
U.S. Government Securities Fund, Class R-6	5,549,486	78,525	10.1
		351,796	45.4

Total investment securities (cost: $816,377,000)		775,278	100.0
Other assets less liabilities		21	-

Net assets		$775,299	100.0%

See Notes to Financial Statements

Financial statements
unaudited
Statements of assets and liabilities at April 30, 2010
(dollars and shares in thousands, except per-share amounts)

	2055 Fund		2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$4,483		$314,951	$285,363	$601,904	$705,810	$1,092,016	$1,090,615	$1,349,901	$1,085,383	$775,278
Receivables for:
Sales of investments	78		-	-	-	-	-	-	-	-	-
Sales of fund's shares	13		1,449	748	1,437	2,089	2,882	3,138	7,258	4,847	2,572
Dividends	-	*	3	2	5	6	9	17	83	116	105
Reimbursements from affiliates	5		-	-	-	-	-	-	-	-	-
Total assets	4,579		316,403	286,113	603,346	707,905	1,094,907	1,093,770	1,357,242	1,090,346	777,955

Liabilities:
Payables for:
Purchases of investments	-		712	306	578	400	1,385	1,887	970	1,038	396
Repurchases of fund's shares	91		732	395	793	1,527	1,415	1,196	4,044	3,402	1,730
Services provided by affiliates	3		233	214	442	526	805	797	952	778	507
Directors' deferred compensation	-		1	1	2	3	5	6	7	6	6
Other	5		6	6	8	11	22	23	32	26	17
Total liabilities	99		1,684	922	1,823	2,467	3,632	3,909	6,005	5,250	2,656
Net assets at April 30, 2010	$4,480		$314,719	$285,191	$601,523	$705,438	$1,091,275	$1,089,861	$1,351,237	$1,085,096	$775,299

Net assets consist of:
Capital paid in on shares of capital stock	$4,368		$302,194	$266,436	$573,868	$680,913	$1,054,191	$1,083,370	$1,366,441	$1,105,713	$809,474
Undistributed net investment income	5		360	316	729	992	1,849	2,126	4,889	4,833	5,268
Undistributed net realized gain	10		892	1,818	790	3,737	573	6,826	13,155	13,565	1,656
Net unrealized appreciation (depreciation)	97		11,273	16,621	26,136	19,796	34,662	(2,461)	(33,248)	(39,015)	(41,099)
Net assets at April 30, 2010	$4,480		$314,719	$285,191	$601,523	$705,438	$1,091,275	$1,089,861	$1,351,237	$1,085,096	$775,299

Investment securities, at cost	$4,386		$303,678	$268,742	$575,768	$686,014	$1,057,354	$1,093,076	$1,383,149	$1,124,398	$816,377

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value
Class A:
Net assets	$1,336		$118,918	$97,030	$201,170	$252,688	$358,753	$398,916	$495,453	$443,490	$367,843
Shares outstanding	125		13,562	10,902	22,708	28,653	40,630	45,815	56,579	49,727	41,263
Net asset value per share	$10.67		$8.77	$8.90	$8.86	$8.82	$8.83	$8.71	$8.76	$8.92	$8.91
Maximum offering price per share	$11.31		$9.31	$9.44	$9.40	$9.36	$9.37	$9.24	$9.29	$9.46	$9.45
Class R-1:
Net assets	$11		$2,018	$3,094	$5,850	$5,740	$11,472	$8,076	$10,203	$9,598	$2,664
Shares outstanding	1		233	352	668	659	1,311	936	1,178	1,090	300
Net asset value per share(†)	$10.65		$8.67	$8.80	$8.76	$8.71	$8.75	$8.62	$8.66	$8.81	$8.88
Class R-2:
Net assets	$1,156		$80,785	$77,887	$150,079	$189,623	$266,491	$267,050	$280,404	$221,584	$117,476
Shares outstanding	109		9,311	8,859	17,141	21,744	30,528	31,030	32,358	25,125	13,302
Net asset value per share(†)	$10.65		$8.68	$8.79	$8.76	$8.72	$8.73	$8.61	$8.67	$8.82	$8.83
Class R-3:
Net assets	$1,712		$73,987	$68,585	$138,789	$155,026	$259,537	$248,475	$319,289	$256,636	$160,161
Shares outstanding	161		8,486	7,752	15,741	17,666	29,545	28,685	36,636	28,916	18,044
Net asset value per share(†)	$10.66		$8.72	$8.85	$8.82	$8.78	$8.78	$8.66	$8.72	$8.88	$8.88
Class R-4:
Net assets	$191		$26,322	$23,159	$65,209	$63,580	$120,428	$117,674	$170,091	$111,318	$83,035
Shares outstanding	18		3,003	2,603	7,364	7,213	13,643	13,520	19,427	12,484	9,315
Net asset value per share(†)	$10.67		$8.76	$8.90	$8.86	$8.82	$8.83	$8.70	$8.76	$8.92	$8.91
Class R-5:
Net assets	$27		$9,913	$11,969	$32,764	$31,811	$58,524	$40,440	$53,342	$31,668	$32,974
Shares outstanding	2		1,126	1,339	3,683	3,593	6,601	4,627	6,068	3,537	3,685
Net asset value per share(†)	$10.67		$8.80	$8.94	$8.90	$8.85	$8.87	$8.74	$8.79	$8.95	$8.95
Class R-6:
Net assets	$47		$2,776	$3,467	$7,662	$6,970	$16,070	$9,230	$22,455	$10,802	$11,146
Shares outstanding	4		316	389	864	790	1,819	1,059	2,561	1,210	1,248
Net asset value per share(†)	$10.68		$8.78	$8.91	$8.87	$8.83	$8.84	$8.72	$8.77	$8.93	$8.93

(*)Amount less than one thousand.
(†)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations										unaudited
for the six months ended April 30, 2010									(dollars in thousands)

	2055 Fund (1)	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$9	$3,279	$2,982	$6,199	$7,693	$12,044	$12,681	$17,338	$15,050	$12,704

Fees and expenses(2):
Investment advisory services	1	135	123	257	306	473	478	588	485	356
Distribution services	3	570	521	1,049	1,270	1,932	1,944	2,314	1,930	1,271
Transfer agent services	_ 3	18	15	31	40	56	62	78	72	60
Administrative services	1	260	239	446	527	754	775	902	743	504
Reports to shareholders	_ 3	11	10	22	26	40	40	49	40	30
Registration statement and prospectus	_ 3	49	45	96	117	184	187	230	190	140
Directors' compensation	-	1	1	3	3	5	5	6	5	4
Auditing and legal	_ 3	2	2	3	4	6	6	7	6	5
Custodian	7	16	15	15	15	16	15	16	16	15
State and local taxes	1	1	1	1	1	1	1	2	2	1
Other	_ 3	8	8	17	24	43	46	61	49	33
Total fees and expenses before reimbursements/waivers	13	1,071	980	1,940	2,333	3,510	3,559	4,253	3,538	2,419
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1	135	123	257	306	473	478	588	485	356
Administrative services	_ 3	22	22	7	4	6	5	5	5	3
Other	8	17	16	34	45	69	74	92	79	60
Total fees and expenses after reimbursements/waivers	4	897	819	1,642	1,978	2,962	3,002	3,568	2,969	2,000
Net investment income	5	2,382	2,163	4,557	5,715	9,082	9,679	13,770	12,081	10,704

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments	10	738	1,670	501	3,433	196	6,186	12,478	13,088	1,721
Capital gain distributions received	-	162	150	308	335	417	610	605	550	215
Net realized gain	10	900	1,820	809	3,768	613	6,796	13,083	13,638	1,936
Net unrealized appreciation on investments	97	24,314	21,073	46,774	52,485	84,781	74,985	72,193	49,916	41,569
Net realized gain and unrealized appreciation on investments	107	25,214	22,893	47,583	56,253	85,394	81,781	85,276	63,554	43,505
Net increase in net assets resulting from operations	$112	$27,596	$25,056	$52,140	$61,968	$94,476	$91,460	$99,046	$75,635	$54,209

(1) For the period February 1, 2010, commencement of operations, through April 30, 2010.
(2) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets
(dollars in thousands)

	2055 Fund	2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Period ended April 30, 2010 (1) (2)	Six months ended April 30, 2010 (1)	Year ended October 31, 2009	Six months ended April 30, 2010 (1)	Year ended October 31, 2009	Six months ended April 30, 2010 (1)	Year ended October 31, 2009	Six months ended April 30, 2010 (1)	Year ended October 31, 2009

Operations:
Net investment income	$5	$2,382	$3,083	$2,163	$2,664	$4,557	$5,795	$5,715	$7,455
Net realized gain	10	900	2,094	1,820	851	809	1,973	3,768	2,593
Net unrealized appreciation on investments	97	24,314	30,781	21,073	30,015	46,774	60,487	52,485	74,890
Net increase in net assets resulting from operations	112	27,596	35,958	25,056	33,530	52,140	68,255	61,968	84,938

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	-	(1,628)	(882)	(1,308)	(633)	(2,744)	(1,495)	(3,668)	(2,131)
Class R-1	-	(24)	(23)	(36)	(9)	(56)	(31)	(68)	(23)
Class R-2	-	(785)	(387)	(730)	(355)	(1,437)	(750)	(1,911)	(975)
Class R-3	-	(904)	(528)	(848)	(408)	(1,677)	(954)	(2,048)	(1,137)
Class R-4	-	(350)	(158)	(318)	(145)	(866)	(359)	(913)	(497)
Class R-5	-	(178)	(68)	(251)	(116)	(511)	(271)	(619)	(313)
Class R-6 (3)	-	(12)	-	(3)	-	(50)	-	(5)	-
Total dividends from net investment income	-	(3,881)	(2,046)	(3,494)	(1,666)	(7,341)	(3,860)	(9,232)	(5,076)
Distributions from net realized gain:
Short-term net realized gains:
Class A	-	(379)	(43)	-	(9)	-	(31)	(48)	-
Class R-1	-	(8)	(1)	-	_ 4	-	(1)	(1)	-
Class R-2	-	(271)	(28)	-	(7)	-	(21)	(37)	-
Class R-3	-	(250)	(29)	-	(7)	-	(23)	(32)	-
Class R-4	-	(83)	(8)	-	(2)	-	(8)	(12)	-
Class R-5	-	(37)	(3)	-	(1)	-	(5)	(7)	-
Class R-6 (3)	-	(3)	-	-	-	-	-	_ 4	-
Long-term net realized gains:
Class A	-	(390)	(1,198)	(280)	(672)	(652)	(1,685)	(872)	(2,617)
Class R-1	-	(9)	(38)	(10)	(14)	(19)	(47)	(21)	(40)
Class R-2	-	(278)	(780)	(228)	(509)	(506)	(1,187)	(660)	(1,717)
Class R-3	-	(258)	(816)	(213)	(500)	(479)	(1,274)	(577)	(1,665)
Class R-4	-	(85)	(217)	(69)	(157)	(208)	(409)	(222)	(623)
Class R-5	-	(39)	(85)	(49)	(111)	(111)	(279)	(134)	(354)
Class R-6 (3)	-	(3)	-	(1)	-	(11)	-	(1)	-
Total distributions from net realized gain	-	(2,093)	(3,246)	(850)	(1,989)	(1,986)	(4,970)	(2,624)	(7,016)
Total dividends and distributions paid to shareholders	-	(5,974)	(5,292)	(4,344)	(3,655)	(9,327)	(8,830)	(11,856)	(12,092)

Net capital share transactions	4,368	62,429	102,080	55,425	97,401	123,921	186,957	126,011	211,039

Total increase in net assets	4,480	84,051	132,746	76,137	127,276	166,734	246,382	176,123	283,885

Net assets:
Beginning of period	-	230,668	97,922	209,054	81,778	434,789	188,407	529,315	245,430
End of period	$4,480	$314,719	$230,668	$285,191	$209,054	$601,523	$434,789	$705,438	$529,315

Undistributed net investment income	$5	$360	$1,859	$316	$1,647	$729	$3,513	$992	$4,509

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2010 (1)	Year ended October 31, 2009	Six months ended April 30, 2010 (1)	Year ended October 31, 2009	Six months ended April 30, 2010 (1)	Year ended October 31, 2009	Six months ended April 30, 2010 (1)	Year ended October 31, 2009	Six months ended April 30, 2010 (1)	Year ended October 31, 2009

Operations:
Net investment income	$9,082	$11,593	$9,679	$13,390	$13,770	$18,463	$12,081	$18,291	$10,704	$16,102
Net realized gain	613	3,750	6,796	4,745	13,083	5,490	13,638	5,009	1,936	1,450
Net unrealized appreciation on investments	84,781	108,493	74,985	109,266	72,193	121,944	49,916	96,027	41,569	66,966
Net increase in net assets resulting from operations	94,476	123,836	91,460	127,401	99,046	145,897	75,635	119,327	54,209	84,518

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(5,258)	(3,183)	(6,130)	(3,927)	(8,217)	(5,620)	(8,617)	(6,472)	(8,009)	(6,271)
Class R-1	(127)	(55)	(98)	(34)	(124)	(73)	(158)	(64)	(50)	(21)
Class R-2	(2,753)	(1,455)	(3,088)	(1,717)	(3,533)	(2,171)	(3,243)	(2,041)	(2,028)	(1,561)
Class R-3	(3,306)	(1,939)	(3,615)	(2,236)	(4,913)	(3,246)	(4,564)	(3,144)	(3,350)	(2,660)
Class R-4	(1,797)	(878)	(1,844)	(1,194)	(2,782)	(1,478)	(2,072)	(1,321)	(1,956)	(1,352)
Class R-5	(783)	(461)	(916)	(505)	(977)	(694)	(870)	(620)	(893)	(844)
Class R-6 (3)	(172)	-	(25)	-	(200)	-	(36)	-	(145)	-
Total dividends from net investment income	(14,196)	(7,971)	(15,716)	(9,613)	(20,746)	(13,282)	(19,560)	(13,662)	(16,431)	(12,709)
Distributions from net realized gain:
Short-term net realized gains:
Class A	-	(62)	(153)	(72)	-	-	(306)	(124)	-	-
Class R-1	-	(1)	(3)	(1)	-	-	(7)	(2)	-	-
Class R-2	-	(40)	(108)	(43)	-	-	(149)	(49)	-	-
Class R-3	-	(44)	(106)	(48)	-	-	(184)	(66)	-	-
Class R-4	-	(17)	(47)	(22)	-	-	(74)	(25)	-	-
Class R-5	-	(8)	(21)	(8)	-	-	(28)	(11)	-	-
Class R-6 (3)	-	-	_ 4	-	-	-	(1)	-	-	-
Long-term net realized gains:
Class A	(1,245)	(3,632)	(1,494)	(4,701)	(1,953)	(6,241)	(1,747)	(5,637)	(771)	(4,963)
Class R-1	(42)	(91)	(32)	(58)	(39)	(102)	(39)	(65)	(6)	(24)
Class R-2	(937)	(2,307)	(1,051)	(2,803)	(1,138)	(3,190)	(856)	(2,205)	(255)	(1,533)
Class R-3	(924)	(2,584)	(1,031)	(3,095)	(1,347)	(4,122)	(1,051)	(3,002)	(363)	(2,321)
Class R-4	(429)	(1,026)	(459)	(1,444)	(667)	(1,653)	(424)	(1,143)	(189)	(1,066)
Class R-5	(168)	(482)	(203)	(553)	(212)	(706)	(162)	(489)	(80)	(612)
Class R-6 (3)	(38)	-	(6)	-	(45)	-	(7)	-	(13)	-
Total distributions from net realized gain	(3,783)	(10,294)	(4,714)	(12,848)	(5,401)	(16,014)	(5,035)	(12,818)	(1,677)	(10,519)
Total dividends and distributions paid to shareholders	(17,979)	(18,265)	(20,430)	(22,461)	(26,147)	(29,296)	(24,595)	(26,480)	(18,108)	(23,228)

Net capital share transactions	208,888	333,072	177,127	309,317	250,080	362,801	166,021	279,201	98,230	179,640

Total increase in net assets	285,385	438,643	248,157	414,257	322,979	479,402	217,061	372,048	134,331	240,930

Net assets:
Beginning of period	805,890	367,247	841,704	427,447	1,028,258	548,856	868,035	495,987	640,968	400,038
End of period	$1,091,275	$805,890	$1,089,861	$841,704	$1,351,237	$1,028,258	$1,085,096	$868,035	$775,299	$640,968

Undistributed net investment income	$1,849	$6,963	$2,126	$8,163	$4,889	$11,865	$4,833	$12,312	$5,268	$10,995

(1) Unaudited.
(2) For the period February 1, 2010, commencement of operations, through April 30, 2010.
(3) Class R-6 was offered beginning May 1, 2009.
(4) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
                                                                                                        unaudited

1. Organization

American Funds Target Date Retirement Series, Inc. (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) – American Funds 2055 Target Date Retirement Fund ("2055 Fund"), American Funds 2050 Target Date Retirement Fund ("2050 Fund"), American Funds 2045 Target Date Retirement Fund ("2045 Fund"), American Funds 2040 Target Date Retirement Fund ("2040 Fund"), American Funds 2035 Target Date Retirement Fund ("2035 Fund"), American Funds 2030 Target Date Retirement Fund ("2030 Fund"), American Funds 2025 Target Date Retirement Fund ("2025 Fund"), American Funds 2020 Target Date Retirement Fund ("2020 Fund"), American Funds 2015 Target Date Retirement Fund ("2015 Fund") and American Funds 2010 Target Date Retirement Fund ("2010 Fund").

On February 1, 2010, the series made the 10th fund, American Funds 2055 Target Date Retirement Fund (“2055 Fund”), available for purchase. Refer to the series’ prospectus for more details.

On November 24, 2009, shareholders approved a proposal to reorganize the series from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation. Shareholders also approved amendments to the series’ Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the funds.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 40.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Classifications –   The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2010, all of the investment securities for each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. As a result, the value of the underlying fund may be similarly affected. In addition, there may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Investing in stocks and bonds of issuers based outside the U.S. may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

5. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2010, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for Fund 2055, is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007. Fund 2055 commenced operations on February 1, 2010; therefore, the fund’s only tax year, 2010, remains open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2009, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$2,894	$1,648	$3,515	$4,622	$6,966	$8,642	$11,919	$13,069	$10,999
Undistributed long-term capital gain	1,060	849	1,971	2,482	3,750	4,269	5,425	4,243	1,680

As of April 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2055 Fund*	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Gross unrealized appreciation on investment securities	$97	$13,194	$17,205	$28,520	$27,493	$43,205	$16,356	$16,789	$10,563	$9,232
Gross unrealized depreciation on investment securities	_†	(1,930)	(584)	(2,387)	(7,697)	(8,550)	(18,817)	(50,117)	(49,597)	(50,955)
Net unrealized appreciation (depreciation) on investment securities	97	11,264	16,621	26,133	19,796	34,655	(2,461)	(33,328)	(39,034)	(41,723)
Cost of investment securities	4,386	303,687	268,742	575,771	686,014	1,057,361	1,093,076	1,383,229	1,124,417	817,001

(*) For the period February 1, 2010, commencement of operations, through April 30, 2010.
(†)Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 40.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Classes R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2010, there were no unreimbursed expenses subject to reimbursement for Class A.

Transfer agent services - The series has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations, and other related matters. Each share class, except Class R-6, pays CRMC an administrative services fee based on an annual rate of up to 0.10% (0.05% for Class R-5) on average daily net assets. The Class R-6 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 40.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described on the previous page for the six months ended April 30, 2010, were as follows:

			Administrative services
	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2055 Fund (*)
Class A	$371	$21	$127	$-	$-
Class R-1	26	Included in adminstrative fee	2	2	(2)
Class R-2	842		112	225	-
Class R-3	1,488		293	208	-
Class R-4	71		28	3	-
Class R-5	Not applicable		2	1	-
Class R-6	Not applicable		Not applicable	_†	-
Total	$2,798	$21	$564	$439	$(2)

2050 Fund
Class A	$106,511	$18,184	$50,471	$-	$-
Class R-1	9,935	Included in adminstrative fee	882	1,152	(1,152)
Class R-2	263,547		33,493	96,142	(13,928)
Class R-3	162,916		31,063	31,451	(5,144)
Class R-4	27,456		9,971	2,121	(1,259)
Class R-5	Not applicable		2,105	555	(314)
Class R-6	Not applicable		Not applicable	59	(22)
Total	$570,365	$18,184	$127,985	$131,480	$(21,819)

2045 Fund
Class A	$84,528	$14,803	$41,085	$-	$-
Class R-1	13,826	Included in adminstrative fee	1,215	1,340	(1,340)
Class R-2	248,368		31,596	91,542	(14,153)
Class R-3	149,501		28,392	29,105	(4,986)
Class R-4	25,201		8,986	1,960	(1,178)
Class R-5	Not applicable		2,900	603	(272)
Class R-6	Not applicable		Not applicable	39	(21)
Total	$521,424	$14,803	$114,174	$124,589	$(21,950)

2040 Fund
Class A	$171,100	$30,562	$84,867	$-	$-
Class R-1	24,764	Included in adminstrative fee	2,139	2,353	(2,353)
Class R-2	483,883		61,404	151,057	(211)
Class R-3	301,015		56,938	50,983	(2,399)
Class R-4	68,252		24,872	3,656	(1,466)
Class R-5	Not applicable		6,731	1,194	(373)
Class R-6	Not applicable		Not applicable	135	(25)
Total	$1,049,014	$30,562	$236,951	$209,378	$(6,827)

2035 Fund
Class A	$221,660	$39,363	$108,984	$-	$-
Class R-1	25,344	Included in adminstrative fee	2,066	2,118	(2,118)
Class R-2	611,144		77,717	179,678	-
Class R-3	343,196		64,512	54,996	-
Class R-4	68,735		25,271	3,531	(1,365)
Class R-5	Not applicable		7,149	1,135	(313)
Class R-6	Not applicable		Not applicable	66	(19)
Total	$1,270,079	$39,363	$285,699	$241,524	$(3,815)

2030 Fund
Class A	$323,406	$56,337	$155,922	$-	$-
Class R-1	49,316	Included in adminstrative fee	4,032	3,892	(3,892)
Class R-2	867,456		110,185	222,060	-
Class R-3	559,683		105,178	85,054	-
Class R-4	132,604		48,391	5,705	(1,558)
Class R-5	Not applicable		11,510	1,871	(402)
Class R-6	Not applicable		Not applicable	331	(33)
Total	$1,932,465	$56,337	$435,218	$318,913	$(5,885)

2025 Fund
Class A	$342,564	$61,770	$171,106	$-	$-
Class R-1	35,030	Included in adminstrative fee	2,863	2,809	(2,809)
Class R-2	880,580		111,719	236,297	-
Class R-3	554,588		104,201	81,619	-
Class R-4	130,859		47,805	5,528	(1,452)
Class R-5	Not applicable		9,383	1,372	(306)
Class R-6	Not applicable		Not applicable	119	(26)
Total	$1,943,621	$61,770	$447,077	$327,744	$(4,593)

2020 Fund
Class A	$458,770	$77,612	$214,718	$-	$-
Class R-1	43,408	Included in adminstrative fee	3,507	3,452	(3,452)
Class R-2	921,375		116,677	242,951	-
Class R-3	706,792		132,505	100,966	-
Class R-4	183,887		66,755	7,265	(1,534)
Class R-5	Not applicable		11,174	1,767	(385)
Class R-6	Not applicable		Not applicable	374	(29)
Total	$2,314,232	$77,612	$545,336	$356,775	$(5,400)

2015 Fund
Class A	$454,396	$72,327	$199,384	$-	$-
Class R-1	43,334	Included in adminstrative fee	3,523	3,230	(3,230)
Class R-2	729,646		92,607	192,912	-
Class R-3	579,467		108,869	83,774	-
Class R-4	122,708		44,719	5,098	(1,259)
Class R-5	Not applicable		7,706	1,195	(300)
Class R-6	Not applicable		Not applicable	96	(26)
Total	$1,929,551	$72,327	$456,808	$286,305	$(4,815)

2010 Fund
Class A	$379,443	$60,460	$166,258	$-	$-
Class R-1	12,273	Included in adminstrative fee	1,001	1,155	(1,155)
Class R-2	406,683		51,372	110,092	-
Class R-3	375,341		70,199	55,840	-
Class R-4	96,992		35,470	4,136	(1,156)
Class R-5	Not applicable		6,978	1,158	(302)
Class R-6	Not applicable		Not applicable	210	(29)
Total	$1,270,732	$60,460	$331,278	$172,591	$(2,642)

(*)For the period February 1, 2010, commencement of operations, through April 30, 2010.
(†)Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

		Increase
		in value
	Current fees	of deferred amounts
2055 Fund*	$-	$-
2050 Fund	1,267	82
2045 Fund	1,151	58
2040 Fund	2,390	136
2035 Fund	2,890	184
2030 Fund	4,412	272
2025 Fund	4,542	331
2020 Fund	5,552	436
2015 Fund	4,639	391
2010 Fund	3,431	341

* For the period February 1, 2010, commencement of operations, through April 30, 2010.

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2010, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund*	$4,535	$159
2050 Fund	62,110	3,046
2045 Fund	57,819	4,394
2040 Fund	120,730	1,203
2035 Fund	129,267	9,084
2030 Fund	201,287	626
2025 Fund	184,939	17,749
2020 Fund	320,762	84,477
2015 Fund	270,254	116,359
2010 Fund	208,464	117,808

(*) For the period February 1, 2010, commencement of operations, through April 30, 2010.

8. Capital share transactions

Capital share transactions in the funds for the six months ended April 30, 2010, were as follows (dollars and shares in thousands):

	2055 Fund(1)		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$1,491	141	$38,424	4,510	$28,917	3,341	$55,827	6,476	$62,964	7,326
Reinvestments of dividends and distributions	-	-	2,388	281	1,581	183	3,385	395	4,570	535
Repurchases(2)	(163)	(16)	(13,409)	(1,577)	(9,210)	(1,063)	(14,507)	(1,687)	(18,433)	(2,144)
Total Class A transactions	1,328	125	27,403	3,214	21,288	2,461	44,705	5,184	49,101	5,717
Class R-1
Sales(2)	11	1	796	95	1,067	125	2,082	245	2,185	259
Reinvestments of dividends and distributions	-	-	41	5	46	6	75	9	90	11
Repurchases(2)	-	-	(977)	(117)	(272)	(31)	(766)	(90)	(725)	(86)
Total Class R-1 transactions	11	1	(140)	(17)	841	100	1,391	164	1,550	184
Class R-2
Sales(2)	1,216	116	22,028	2,609	23,255	2,723	40,723	4,786	50,201	5,919
Reinvestments of dividends and distributions	-	-	1,334	159	958	112	1,942	229	2,607	308
Repurchases(2)	(74)	(7)	(8,313)	(984)	(7,854)	(920)	(13,666)	(1,603)	(15,770)	(1,857)
Total Class R-2 transactions	1,142	109	15,049	1,784	16,359	1,915	28,999	3,412	37,038	4,370
Class R-3
Sales(2)	1,673	165	22,514	2,654	20,562	2,392	41,040	4,781	42,089	4,929
Reinvestments of dividends and distributions	-	-	1,412	167	1,061	124	2,155	252	2,657	312
Repurchases(2)	(43)	(4)	(12,633)	(1,485)	(10,791)	(1,251)	(20,794)	(2,419)	(24,815)	(2,895)
Total Class R-3 transactions	1,630	161	11,293	1,336	10,832	1,265	22,401	2,614	19,931	2,346
Class R-4
Sales(2)	312	30	10,368	1,212	7,483	865	22,870	2,656	18,951	2,213
Reinvestments of dividends and distributions	-	-	518	61	387	45	1,074	125	1,147	134
Repurchases(2)	(128)	(12)	(4,897)	(574)	(3,853)	(447)	(8,249)	(964)	(7,841)	(917)
Total Class R-4 transactions	184	18	5,989	699	4,017	463	15,695	1,817	12,257	1,430
Class R-5
Sales(2)	26	2	3,308	385	3,168	365	11,884	1,374	6,316	733
Reinvestments of dividends and distributions	-	-	254	30	300	35	622	72	760	89
Repurchases(2)	_(3)	_(3)	(3,045)	(356)	(4,738)	(544)	(6,962)	(805)	(7,744)	(895)
Total Class R-5 transactions	26	2	517	59	(1,270)	(144)	5,544	641	(668)	(73)
Class R-6
Sales(2)	47	4	2,491	289	3,519	401	5,396	621	7,029	811
Reinvestments of dividends and distributions	-	-	18	2	4	_(3)	61	7	6	1
Repurchases(2)	-	-	(191)	(22)	(165)	(18)	(271)	(32)	(233)	(26)
Total Class R-6 transactions	47	4	2,318	269	3,358	383	5,186	596	6,802	786

Total net increase	$4,368	420	$62,429	7,344	$55,425	6,443	$123,921	14,428	$126,011	14,760

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$86,327	10,051	$100,068	11,771	$129,341	15,055	$112,782	12,851	$88,888	10,151
Reinvestments of dividends and distributions	6,485	759	7,744	917	10,123	1,189	10,603	1,220	8,637	998
Repurchases(2)	(27,394)	(3,177)	(29,969)	(3,530)	(44,631)	(5,201)	(60,860)	(6,946)	(41,517)	(4,740)
Total Class A transactions	65,418	7,633	77,843	9,158	94,833	11,043	62,525	7,125	56,008	6,409
Class R-1
Sales(2)	3,300	388	3,317	396	3,356	398	4,174	483	832	95
Reinvestments of dividends and distributions	168	20	133	15	163	19	204	24	56	6
Repurchases(2)	(1,556)	(184)	(887)	(106)	(1,225)	(145)	(2,008)	(235)	(678)	(78)
Total Class R-1 transactions	1,912	224	2,563	305	2,294	272	2,370	272	210	23
Class R-2
Sales(2)	70,244	8,277	66,563	7,924	72,954	8,590	59,653	6,881	34,416	3,964
Reinvestments of dividends and distributions	3,690	436	4,246	508	4,670	553	4,248	493	2,283	265
Repurchases(2)	(23,979)	(2,819)	(25,549)	(3,039)	(27,592)	(3,251)	(21,731)	(2,509)	(23,215)	(2,672)
Total Class R-2 transactions	49,955	5,894	45,260	5,393	50,032	5,892	42,170	4,865	13,484	1,557
Class R-3
Sales(2)	75,857	8,858	66,178	7,832	90,598	10,623	62,497	7,174	48,092	5,529
Reinvestments of dividends and distributions	4,230	497	4,752	566	6,260	738	5,799	670	3,713	430
Repurchases(2)	(36,475)	(4,273)	(44,010)	(5,211)	(49,650)	(5,817)	(39,508)	(4,531)	(37,983)	(4,364)
Total Class R-3 transactions	43,612	5,082	26,920	3,187	47,208	5,544	28,788	3,313	13,822	1,595
Class R-4
Sales(2)	33,270	3,884	30,894	3,642	56,848	6,615	32,258	3,679	24,967	2,849
Reinvestments of dividends and distributions	2,226	261	2,350	279	3,449	405	2,569	296	2,145	248
Repurchases(2)	(15,574)	(1,816)	(14,538)	(1,722)	(28,931)	(3,365)	(12,318)	(1,406)	(20,999)	(2,401)
Total Class R-4 transactions	19,922	2,329	18,706	2,199	31,366	3,655	22,509	2,569	6,113	696
Class R-5
Sales(2)	26,143	3,026	8,537	1,003	23,816	2,767	8,925	1,012	15,326	1,739
Reinvestments of dividends and distributions	951	110	1,139	135	1,189	139	1,060	122	973	112
Repurchases(2)	(9,215)	(1,059)	(12,542)	(1,470)	(14,089)	(1,635)	(12,715)	(1,440)	(14,527)	(1,656)
Total Class R-5 transactions	17,879	2,077	(2,866)	(332)	10,916	1,271	(2,730)	(306)	1,772	195
Class R-6
Sales(2)	10,926	1,264	9,449	1,101	14,148	1,632	11,147	1,262	7,236	821
Reinvestments of dividends and distributions	210	25	31	4	245	29	44	5	158	19
Repurchases(2)	(946)	(111)	(779)	(90)	(962)	(112)	(802)	(91)	(573)	(65)
Total Class R-6 transactions	10,190	1,178	8,701	1,015	13,431	1,549	10,389	1,176	6,821	775

Total net increase	$208,888	24,417	$177,127	20,925	$250,080	29,226	$166,021	19,014	$98,230	11,250

Capital share transactions in the funds for the year ended October 31, 2009, were as follows (dollars and shares in thousands):

	2050 Fund		2045 Fund		2040 Fund		2035 Fund		2030 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$45,160	6,526	$38,701	5,585	$71,754	10,344	$85,084	12,281	$126,609	18,169
Reinvestments of dividends and distributions	2,120	332	1,306	203	3,202	499	4,732	738	6,847	1,064
Repurchases(2)	(13,093)	(1,881)	(9,922)	(1,361)	(16,605)	(2,372)	(22,889)	(3,248)	(30,568)	(4,447)
Total Class A transactions	34,187	4,977	30,085	4,427	58,351	8,471	66,927	9,771	102,888	14,786
Class R-1
Sales(2)	2,005	296	1,317	185	2,451	354	2,211	316	5,326	758
Reinvestments of dividends and distributions	62	10	22	4	79	12	63	10	146	23
Repurchases(2)	(1,227)	(187)	(115)	(16)	(580)	(83)	(345)	(47)	(1,208)	(171)
Total Class R-1 transactions	840	119	1,224	173	1,950	283	1,929	279	4,264	610
Class R-2
Sales(2)	36,871	5,435	34,965	5,061	62,637	9,139	77,299	11,307	109,717	15,921
Reinvestments of dividends and distributions	1,194	188	870	136	1,955	306	2,692	421	3,801	594
Repurchases(2)	(10,815)	(1,587)	(8,119)	(1,156)	(13,626)	(1,966)	(17,830)	(2,572)	(23,328)	(3,385)
Total Class R-2 transactions	27,250	4,036	27,716	4,041	50,966	7,479	62,161	9,156	90,190	13,130
Class R-3
Sales(2)	41,285	5,965	31,071	4,488	57,157	8,396	63,755	9,313	104,109	15,199
Reinvestments of dividends and distributions	1,373	216	915	142	2,251	351	2,802	438	4,567	711
Repurchases(2)	(16,696)	(2,432)	(7,684)	(1,089)	(20,391)	(2,991)	(18,681)	(2,681)	(34,227)	(4,997)
Total Class R-3 transactions	25,962	3,749	24,302	3,541	39,017	5,756	47,876	7,070	74,449	10,913
Class R-4
Sales(2)	14,386	2,063	11,380	1,649	29,521	4,165	26,378	3,897	52,882	7,468
Reinvestments of dividends and distributions	382	60	304	47	776	121	1,119	175	1,921	298
Repurchases(2)	(5,811)	(817)	(3,239)	(451)	(6,249)	(880)	(8,518)	(1,211)	(12,257)	(1,731)
Total Class R-4 transactions	8,957	1,306	8,445	1,245	24,048	3,406	18,979	2,861	42,546	6,035
Class R-5
Sales(2)	8,473	1,226	7,511	1,090	15,807	2,302	17,521	2,572	22,917	3,316
Reinvestments of dividends and distributions	156	25	228	35	555	86	667	104	951	147
Repurchases(2)	(4,097)	(562)	(2,160)	(293)	(5,819)	(788)	(5,051)	(723)	(10,120)	(1,382)
Total Class R-5 transactions	4,532	689	5,579	832	10,543	1,600	13,137	1,953	13,748	2,081
Class R-6(4)
Sales(2)	465	60	50	6	2,179	279	34	4	5,327	683
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-	-	-
Repurchases(2)	(113)	(13)	-	-	(97)	(11)	(4)	-	(340)	(42)
Total Class R-6 transactions	352	47	50	6	2,082	268	30	4	4,987	641

Total net increase	$102,080	14,923	$97,401	14,265	$186,957	27,263	$211,039	31,094	$333,072	48,196

	2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$136,059	19,584	$168,201	23,469	$155,968	20,948	$140,735	18,701
Reinvestments of dividends and distributions	8,662	1,343	11,755	1,765	12,151	1,743	11,090	1,578
Repurchases(2)	(48,301)	(6,981)	(64,730)	(9,180)	(74,086)	(10,164)	(76,833)	(10,572)
Total Class A transactions	96,420	13,946	115,226	16,054	94,033	12,527	74,992	9,707
Class R-1
Sales(2)	3,892	570	4,666	664	4,776	638	1,600	213
Reinvestments of dividends and distributions	93	15	174	27	131	19	45	6
Repurchases(2)	(1,835)	(252)	(1,443)	(217)	(1,292)	(170)	(672)	(88)
Total Class R-1 transactions	2,150	333	3,397	474	3,615	487	973	131
Class R-2
Sales(2)	109,585	15,948	111,795	15,737	92,022	12,613	54,752	7,433
Reinvestments of dividends and distributions	4,561	711	5,349	807	4,292	620	3,074	439
Repurchases(2)	(26,567)	(3,835)	(33,378)	(4,706)	(28,104)	(3,918)	(26,988)	(3,691)
Total Class R-2 transactions	87,579	12,824	83,766	11,838	68,210	9,315	30,838	4,181
Class R-3
Sales(2)	100,334	14,560	128,256	18,182	116,456	15,891	84,251	11,483
Reinvestments of dividends and distributions	5,379	837	7,368	1,108	6,212	894	4,981	709
Repurchases(2)	(31,932)	(4,637)	(52,845)	(7,586)	(47,988)	(6,608)	(51,655)	(7,058)
Total Class R-3 transactions	73,781	10,760	82,779	11,704	74,680	10,177	37,577	5,134
Class R-4
Sales(2)	51,967	7,671	78,776	10,968	43,951	6,008	46,329	6,189
Reinvestments of dividends and distributions	2,660	412	3,131	470	2,489	357	2,418	344
Repurchases(2)	(22,554)	(3,322)	(22,730)	(3,176)	(17,465)	(2,381)	(22,393)	(3,066)
Total Class R-4 transactions	32,073	4,761	59,177	8,262	28,975	3,984	26,354	3,467
Class R-5
Sales(2)	22,653	3,269	24,903	3,512	16,814	2,311	17,884	2,397
Reinvestments of dividends and distributions	1,066	165	1,399	209	1,120	161	1,456	207
Repurchases(2)	(6,763)	(942)	(15,844)	(2,087)	(8,522)	(1,145)	(14,260)	(1,900)
Total Class R-5 transactions	16,956	2,492	10,458	1,634	9,412	1,327	5,080	704
Class R-6(4)
Sales(2)	361	44	8,299	1,050	347	43	3,974	490
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-
Repurchases(2)	(3)	-	(301)	(38)	(71)	(9)	(148)	(17)
Total Class R-6 transactions	358	44	7,998	1,012	276	34	3,826	473

Total net increase	$309,317	45,160	$362,801	50,978	$279,201	37,851	$179,640	23,797

(1)For the period February 1, 2010, commencement of operations, through April 30, 2010.
(2)Includes exchanges between share classes of the fund.
(3)Amount less than one thousand.
(4)Class R-6 was offerred beginning May 1, 2009.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers(5)		Ratio of expenses to average net assets after reimbursements/ waivers(4)(5)		Net effective expense ratio(6)		Ratio of net income to average net asets(4)

American Funds 2055 Target Date Retirement Fund
Class A:
4/30/10(7) (8)	$10.00	$.02	$.65	$.67	$-	$-	$-	$10.67	6.70%	$1,336	.52%		.11%		.54%		.17%
Class R-1:
4/30/10(7) (8)	10.00	.01	.64	.65	-	-	-	10.65	6.50	11	.55		.28		.71		.10
Class R-2:
4/30/10(7) (8)	10.00	_(9)	.65	.65	-	-	-	10.65	6.50	1,156	.64		.27		.70		.03
Class R-3:
4/30/10(7) (8)	10.00	.03	.63	.66	-	-	-	10.66	6.60	1,712	.48		.18		.61		.28
Class R-4:
4/30/10(7) (8)	10.00	.03	.64	.67	-	-	-	10.67	6.70	191	.41		.10		.53		.30
Class R-5:
4/30/10(7) (8)	10.00	.04	.63	.67	-	-	-	10.67	6.70	27	.34		.03		.46		.37
Class R-6:
4/30/10(7) (8)	10.00	.02	.66	.68	-	-	-	10.68	6.80	47	.33		.02		.45		.23

American Funds 2050 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.08	$.08	$.83	$.91	$(.15)	$(.07)	$(.22)	$8.77	11.29%	$118,918	.51	%(10)	.40	%(10)	.83	%(10)	2.01	%(10)
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597	.47		.30		.75		2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350	.44		.25		.67		2.07
10/31/07(11)	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	22,188	.79	(10)	.35	(10)	.77	(10)	1.18	(10)
Class R-1:
4/30/10(7)	7.97	.06	.80	.86	(.09)	(.07)	(.16)	8.67	10.90	2,018	1.37	(10)	1.13	(10)	1.56	(10)	1.37	(10)
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	174	1.95	(10)	1.07	(10)	1.49	(10)	.42	(10)
Class R-2:
4/30/10(7)	7.98	.05	.82	.87	(.10)	(.07)	(.17)	8.68	10.94	80,785	1.28	(10)	1.13	(10)	1.56	(10)	1.30	(10)
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	11,695	1.56	(10)	1.08	(10)	1.50	(10)	.39	(10)
Class R-3:
4/30/10(7)	8.02	.07	.82	.89	(.12)	(.07)	(.19)	8.72	11.19	73,987	.86	(10)	.73	(10)	1.16	(10)	1.70	(10)
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379	.96		.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07(11)	10.00	.06	1.34	1.40	-	-	-	11.40	14.00	7,383	1.17	(10)	.65	(10)	1.07	(10)	.79	(10)
Class R-4:
4/30/10(7)	8.07	.09	.81	.90	(.14)	(.07)	(.21)	8.76	11.27	26,322	.52	(10)	.40	(10)	.83	(10)	2.01	(10)
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598	.57		.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07(11)	10.00	.08	1.35	1.43	-	-	-	11.43	14.30	2,597	.88	(10)	.32	(10)	.74	(10)	.94	(10)
Class R-5:
4/30/10(7)	8.11	.10	.82	.92	(.16)	(.07)	(.23)	8.80	11.44	9,913	.22	(10)	.10	(10)	.53	(10)	2.40	(10)
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656	.25		.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07(11)	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,214	.41	(10)	.02	(10)	.44	(10)	1.28	(10)
Class R-6:
4/30/10(7)	8.08	.07	.86	.93	(.16)	(.07)	(.23)	8.78	11.55	2,776	.16	(10)	.07	(10)	.50	(10)	1.73	(10)
10/31/09(12)	7.00	.04	1.04	1.08	-	-	-	8.08	15.43	376	.08		.01		.46		.50

American Funds 2045 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.16	$.09	$.82	$.91	$(.14)	$(.03)	$(.17)	$8.90	11.29%	$97,030	.51	%(10)	.40	%(10)	.83	%(10)	2.02	%(10)
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878	.48		.31		.76		2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_(9)	(.14)	7.15	(36.60)	28,693	.46		.26		.68		1.94
10/31/07(11)	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	12,036	1.07	(10)	.35	(10)	.77	(10)	1.18	(10)
Class R-1:
4/30/10(7)	8.07	.06	.81	.87	(.11)	(.03)	(.14)	8.80	10.89	3,094	1.35	(10)	1.14	(10)	1.57	(10)	1.33	(10)
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	_(9)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	276	2.04	(10)	1.07	(10)	1.49	(10)	.32	(10)
Class R-2:
4/30/10(7)	8.05	.05	.82	.87	(.10)	(.03)	(.13)	8.79	10.86	77,887	1.29	(10)	1.13	(10)	1.56	(10)	1.29	(10)
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_(9)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	5,083	2.15	(10)	1.08	(10)	1.50	(10)	.37	(10)
Class R-3:
4/30/10(7)	8.11	.07	.82	.89	(.12)	(.03)	(.15)	8.85	11.09	68,585	.86	(10)	.73	(10)	1.16	(10)	1.74	(10)
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582	.98		.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_(9)	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07(11)	10.00	.03	1.37	1.40	-	-	-	11.40	14.00	6,894	1.37	(10)	.65	(10)	1.07	(10)	.36	(10)
Class R-4:
4/30/10(7)	8.16	.09	.82	.91	(.14)	(.03)	(.17)	8.90	11.27	23,159	.53	(10)	.40	(10)	.83	(10)	2.02	(10)
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458	.56		.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	_(9)	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07(11)	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	1,003	1.32	(10)	.32	(10)	.74	(10)	1.18	(10)
Class R-5:
4/30/10(7)	8.20	.11	.82	.93	(.16)	(.03)	(.19)	8.94	11.44	11,969	.22	(10)	.10	(10)	.53	(10)	2.46	(10)
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154	.24		.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_(9)	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07(11)	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,444	.49	(10)	.02	(10)	.44	(10)	1.18	(10)
Class R-6:
4/30/10(7)	8.17	.03	.90	.93	(.16)	(.03)	(.19)	8.91	11.43	3,467	.14	(10)	.08	(10)	.51	(10)	.76	(10)
10/31/09(12)	7.07	.02	1.08	1.10	-	-	-	8.17	15.56	50	.14		.01		.46		.20

American Funds 2040 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.13	$.09	$.83	$.92	$(.15)	$(.04)	$(.19)	$8.86	11.29%	$201,170	.50	%(10)	.39	%(10)	.82	%(10)	2.02	%(10)
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457	.45		.30		.75		2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679	.42		.26		.68		1.99
10/31/07(11)	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	29,211	.72	(10)	.35	(10)	.77	(10)	1.16	(10)
Class R-1:
4/30/10(7)	8.02	.05	.83	.88	(.10)	(.04)	(.14)	8.76	10.99	5,850	1.34	(10)	1.13	(10)	1.56	(10)	1.27	(10)
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	583	1.59	(10)	1.07	(10)	1.49	(10)	.33	(10)
Class R-2:
4/30/10(7)	8.02	.05	.83	.88	(.10)	(.04)	(.14)	8.76	10.95	150,079	1.24	(10)	1.13	(10)	1.56	(10)	1.30	(10)
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	12,716	1.59	(10)	1.08	(10)	1.50	(10)	.36	(10)
Class R-3:
4/30/10(7)	8.08	.07	.83	.90	(.12)	(.04)	(.16)	8.82	11.17	138,789	.84	(10)	.72	(10)	1.15	(10)	1.72	(10)
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089	.89		.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07(11)	10.00	.04	1.36	1.40	-	-	-	11.40	14.00	16,501	1.03	(10)	.65	(10)	1.07	(10)	.54	(10)
Class R-4:
4/30/10(7)	8.12	.09	.84	.93	(.15)	(.04)	(.19)	8.86	11.41	65,209	.51	(10)	.39	(10)	.82	(10)	2.00	(10)
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065	.53		.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07(11)	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	4,537	.72	(10)	.32	(10)	.74	(10)	1.19	(10)
Class R-5:
4/30/10(7)	8.16	.10	.84	.94	(.16)	(.04)	(.20)	8.90	11.56	32,764	.22	(10)	.10	(10)	.53	(10)	2.28	(10)
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830	.22		.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07(11)	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	3,119	.34	(10)	.02	(10)	.44	(10)	1.31	(10)
Class R-6:
4/30/10(7)	8.13	.08	.86	.94	(.16)	(.04)	(0.20)	8.87	11.54	7,662	.16	(10)	.06	(10)	.49	(10)	1.90	(10)
10/31/09(13)	7.62	.03	.48	.51	-	-	-	8.13	6.69	2,179	.05		.01		.46		.41

American Funds 2035 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.11	$.09	$.81	$.90	$(.15)	$(.04)	$(.19)	$8.82	11.17%	$252,688	.50	%(10)	.39	%(10)	.82	%(10)	2.11	%(10)
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064	.44		.30		.75		2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_(9)	(.14)	7.15	(36.58)	94,123	.40		.24		.66		2.01
10/31/07(11)	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	44,324	.65	(10)	.35	(10)	.77	(10)	1.15	(10)
Class R-1:
4/30/10(7)	8.01	.06	.80	.86	(.12)	(.04)	(.16)	8.71	10.73	5,740	1.33	(10)	1.13	(10)	1.56	(10)	1.40	(10)
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	_(9)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	408	1.62	(10)	1.07	(10)	1.49	(10)	.41	(10)
Class R-2:
4/30/10(7)	8.01	.06	.79	.85	(.10)	(.04)	(.14)	8.72	10.69	189,623	1.23	(10)	1.11	(10)	1.54	(10)	1.39	(10)
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_(9)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07(11)	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	19,489	1.43	(10)	1.08	(10)	1.50	(10)	.40	(10)
Class R-3:
4/30/10(7)	8.06	.08	.81	.89	(.13)	(.04)	(.17)	8.78	11.06	155,026	.84	(10)	.72	(10)	1.15	(10)	1.83	(10)
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546	.86		.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_(9)	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07(11)	10.00	.05	1.35	1.40	-	-	-	11.40	14.00	25,417	.93	(10)	.65	(10)	1.07	(10)	.64	(10)
Class R-4:
4/30/10(7)	8.11	.09	.81	.90	(.15)	(.04)	(.19)	8.82	11.13	63,580	.51	(10)	.39	(10)	.82	(10)	2.11	(10)
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878	.52		.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	_(9)	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07(11)	10.00	.09	1.34	1.43	-	-	-	11.43	14.30	6,325	.65	(10)	.32	(10)	.74	(10)	1.17	(10)
Class R-5:
4/30/10(7)	8.15	.11	.80	.91	(.17)	(.04)	(.21)	8.85	11.18	31,811	.21	(10)	.10	(10)	.53	(10)	2.48	(10)
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859	.20		.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_(9)	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07(11)	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	4,203	.27	(10)	.02	(10)	.44	(10)	1.30	(10)
Class R-6:
4/30/10(7)	8.12	.04	.87	.91	(.16)	(.04)	(.20)	8.83	11.43	6,970	.15	(10)	.06	(10)	.49	(10)	1.03	(10)
10/31/09(12)	7.03	.03	1.06	1.09	-	-	-	8.12	15.36	29	.22		.01		.46		.32

American Funds 2030 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.12	$.09	$.81	$.90	$(.15)	$(.04)	$(.19)	$8.83	11.14%	$358,753	.51	%(10)	.39	%(10)	.82	%(10)	2.16	%(10)
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081	.44		.30		.75		2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	_(9)	(.14)	7.16	(36.30)	130,458	.41		.26		.67		2.10
10/31/07(11)	10.00	.10	1.29	1.39	-	-	-	11.39	13.90	61,637	.61	(10)	.35	(10)	.77	(10)	1.22	(10)
Class R-1:
4/30/10(7)	8.04	.06	.80	.86	(.11)	(.04)	(.15)	8.75	10.70	11,472	1.30	(10)	1.11	(10)	1.54	(10)	1.46	(10)
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	_(9)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07(11)	10.00	.03	1.30	1.33	-	-	-	11.33	13.30	1,973	1.38	(10)	1.07	(10)	1.49	(10)	.39	(10)
Class R-2:
4/30/10(7)	8.02	.06	.80	.86	(.11)	(.04)	(.15)	8.73	10.67	266,491	1.20	(10)	1.08	(10)	1.51	(10)	1.47	(10)
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	_(9)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07(11)	10.00	.04	1.29	1.33	-	-	-	11.33	13.30	25,085	1.35	(10)	1.08	(10)	1.50	(10)	.48	(10)
Class R-3:
4/30/10(7)	8.07	.08	.80	.88	(.13)	(.04)	(.17)	8.78	10.90	259,537	.83	(10)	.72	(10)	1.15	(10)	1.86	(10)
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536	.84		.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	_(9)	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07(11)	10.00	.06	1.31	1.37	-	-	-	11.37	13.70	34,337	.90	(10)	.65	(10)	1.07	(10)	.73	(10)
Class R-4:
4/30/10(7)	8.12	.09	.81	.90	(.15)	(.04)	(.19)	8.83	11.12	120,428	.51	(10)	.39	(10)	.82	(10)	2.17	(10)
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883	.50		.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	_(9)	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07(11)	10.00	.10	1.30	1.40	-	-	-	11.40	14.00	12,677	.61	(10)	.32	(10)	.74	(10)	1.24	(10)
Class R-5:
4/30/10(7)	8.16	.10	.82	.92	(.17)	(.04)	(.21)	8.87	11.28	58,524	.22	(10)	.10	(10)	.53	(10)	2.26	(10)
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913	.20		.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	_(9)	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07(11)	10.00	.11	1.31	1.42	-	-	-	11.42	14.20	5,261	.25	(10)	.02	(10)	.44	(10)	1.42	(10)
Class R-6:
4/30/10(7)	8.13	.10	.81	.91	(.16)	(.04)	(.20)	8.84	11.26	16,070	.17	(10)	.06	(10)	.49	(10)	2.33	(10)
10/31/09(12)	7.05	.04	1.04	1.08	-	-	-	8.13	15.32	5,207	.05		.01		.46		.51

American Funds 2025 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.07	$.09	$.75	$.84	$(.16)	$(.04)	$(.20)	$8.71	10.53%	$398,916	.50	%(10)	.38	%(10)	.80	%(10)	2.24	%(10)
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939	.45		.30		.73		2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	_(9)	(.14)	7.20	(35.82)	163,525	.40		.25		.66		2.19
10/31/07(11)	10.00	.10	1.27	1.37	-	-	-	11.37	13.70	86,450	.60	(10)	.35	(10)	.77	(10)	1.26	(10)
Class R-1:
4/30/10(7)	7.99	.06	.73	.79	(.12)	(.04)	(.16)	8.62	10.02	8,076	1.33	(10)	1.13	(10)	1.55	(10)	1.53	(10)
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	_(9)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07(11)	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	1,118	1.40	(10)	1.07	(10)	1.49	(10)	.49	(10)
Class R-2:
4/30/10(7)	7.97	.06	.73	.79	(.11)	(.04)	(.15)	8.61	10.07	267,050	1.21	(10)	1.09	(10)	1.51	(10)	1.55	(10)
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	_(9)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07(11)	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	29,364	1.33	(10)	1.08	(10)	1.50	(10)	.48	(10)
Class R-3:
4/30/10(7)	8.02	.08	.74	.82	(.14)	(.04)	(.18)	8.66	10.29	248,475	.83	(10)	.71	(10)	1.13	(10)	1.98	(10)
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594	.83		.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	_(9)	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07(11)	10.00	.06	1.29	1.35	-	-	-	11.35	13.50	45,907	.88	(10)	.65	(10)	1.07	(10)	.74	(10)
Class R-4:
4/30/10(7)	8.07	.09	.74	.83	(.16)	(.04)	(.20)	8.70	10.36	117,674	.51	(10)	.40	(10)	.82	(10)	2.25	(10)
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333	.50		.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	_(9)	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07(11)	10.00	.10	1.28	1.38	-	-	-	11.38	13.80	15,153	.57	(10)	.32	(10)	.74	(10)	1.30	(10)
Class R-5:
4/30/10(7)	8.11	.11	.74	.85	(.18)	(.04)	(.22)	8.74	10.56	40,440	.21	(10)	.10	(10)	.52	(10)	2.66	(10)
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202	.20		.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	_(9)	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07(11)	10.00	.12	1.28	1.40	-	-	-	11.40	14.00	5,350	.24	(10)	.02	(10)	.44	(10)	1.46	(10)
Class R-6:
4/30/10(7)	8.08	.06	.79	.85	(.17)	(.04)	(.21)	8.72	10.66	9,230	.17	(10)	.06	(10)	.48	(10)	1.53	(10)
10/31/09(12)	7.05	.01	1.02	1.03	-	-	-	8.08	14.61	353	.06		.01		.44		.08

American Funds 2020 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.22	$.11	$.64	$.75	$(.17)	$(.04)	$(.21)	$8.76	9.24%	$495,453	.51	%(10)	.40	%(10)	.79	%(10)	2.54	%(10)
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311	.44		.30		.72		2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	_(9)	(.14)	7.38	(33.81)	217,608	.42		.28		.68		2.33
10/31/07(11)	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	120,456	.60	(10)	.37	(10)	.78	(10)	1.47	(10)
Class R-1:
4/30/10(7)	8.12	.08	.63	.71	(.13)	(.04)	(.17)	8.66	8.79	10,203	1.32	(10)	1.13	(10)	1.52	(10)	1.79	(10)
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	_(9)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07(11)	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	1,475	1.40	(10)	1.07	(10)	1.48	(10)	.69	(10)
Class R-2:
4/30/10(7)	8.12	.08	.64	.72	(.13)	(.04)	(.17)	8.67	8.90	280,404	1.21	(10)	1.09	(10)	1.48	(10)	1.85	(10)
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	_(9)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07(11)	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	40,343	1.29	(10)	1.08	(10)	1.49	(10)	.70	(10)
Class R-3:
4/30/10(7)	8.17	.10	.64	.74	(.15)	(.04)	(.19)	8.72	9.13	319,289	.83	(10)	.71	(10)	1.10	(10)	2.28	(10)
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120	.81		.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	_(9)	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07(11)	10.00	.08	1.20	1.28	-	-	-	11.28	12.80	60,541	.86	(10)	.65	(10)	1.06	(10)	.99	(10)
Class R-4:
4/30/10(7)	8.22	.11	.64	.75	(.17)	(.04)	(.21)	8.76	9.22	170,091	.51	(10)	.39	(10)	.78	(10)	2.53	(10)
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604	.49		.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	_(9)	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07(11)	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	23,465	.55	(10)	.32	(10)	.73	(10)	1.56	(10)
Class R-5:
4/30/10(7)	8.25	.12	.65	.77	(.19)	(.04)	(.23)	8.79	9.41	53,342	.22	(10)	.10	(10)	.49	(10)	2.82	(10)
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599	.19		.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	_(9)	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07(11)	10.00	.14	1.19	1.33	-	-	-	11.33	13.30	5,773	.23	(10)	.02	(10)	.43	(10)	1.79	(10)
Class R-6:
4/30/10(7)	8.23	.11	.65	.76	(.18)	(.04)	(.22)	8.77	9.37	22,455	.17	(10)	.06	(10)	.45	(10)	2.53	(10)
10/31/09(12)	7.23	.05	.95	1.00	-	-	-	8.23	13.83	8,324	.04		.01		.43		.64

American Funds 2015 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.45	$.12	$.60	$.72	$(.20)	$(.05)	$(.25)	$8.92	8.53%	$443,490	.53	%(10)	.41	%(10)	.78	%(10)	2.68	%(10)
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195	.44		.30		.71		3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	_(9)	(.16)	7.62	(30.69)	229,310	.49		.34		.74		2.71
10/31/07(11)	10.00	.15	1.01	1.16	-	-	-	11.16	11.60	120,871	.61	(10)	.37	(10)	.78	(10)	1.90	(10)
Class R-1:
4/30/10(7)	8.35	.08	.59	.67	(.16)	(.05)	(.21)	8.81	8.08	9,598	1.32	(10)	1.13	(10)	1.50	(10)	1.95	(10)
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	_(9)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07(11)	10.00	.09	1.02	1.11	-	-	-	11.11	11.10	1,085	1.39	(10)	1.07	(10)	1.48	(10)	1.16	(10)
Class R-2:
4/30/10(7)	8.35	.09	.58	.67	(.15)	(.05)	(.20)	8.82	8.07	221,584	1.21	(10)	1.09	(10)	1.46	(10)	2.01	(10)
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	_(9)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07(11)	10.00	.09	1.01	1.10	-	-	-	11.10	11.00	30,602	1.30	(10)	1.08	(10)	1.49	(10)	1.15	(10)
Class R-3:
4/30/10(7)	8.40	.10	.60	.70	(.17)	(.05)	(.22)	8.88	8.41	256,636	.83	(10)	.71	(10)	1.08	(10)	2.42	(10)
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184	.81		.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	_(9)	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07(11)	10.00	.12	1.02	1.14	-	-	-	11.14	11.40	52,436	.86	(10)	.65	(10)	1.06	(10)	1.48	(10)
Class R-4:
4/30/10(7)	8.45	.12	.60	.72	(.20)	(.05)	(.25)	8.92	8.51	111,318	.52	(10)	.40	(10)	.77	(10)	2.71	(10)
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795	.50		.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	_(9)	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07(11)	10.00	.16	1.01	1.17	-	-	-	11.17	11.70	20,916	.54	(10)	.32	(10)	.73	(10)	1.96	(10)
Class R-5:
4/30/10(7)	8.49	.14	.59	.73	(.22)	(.05)	(.27)	8.95	8.59	31,668	.21	(10)	.10	(10)	.47	(10)	3.09	(10)
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624	.19		.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	_(9)	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07(11)	10.00	.17	1.02	1.19	-	-	-	11.19	11.90	5,250	.23	(10)	.02	(10)	.43	(10)	2.16	(10)
Class R-6:
4/30/10(7)	8.46	.10	.63	.73	(.21)	(.05)	(.26)	8.93	8.67	10,802	.17	(10)	.06	(10)	.43	(10)	2.16	(10)
10/31/09(12)	7.49	.04	.93	.97	-	-	-	8.46	12.95	286	.06		.01		.42		.46

American Funds 2010 Target Date Retirement Fund
Class A:
4/30/10(7)	$8.47	$.14	$.54	$.68	$(.22)	$(.02)	$(.24)	$8.91	8.10%	$367,843	.53	%(10)	.41	%(10)	.77	%(10)	3.15	%(10)
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143	.46		.32		.70		3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480	.48		.33		.72		3.04
10/31/07(11)	10.00	.18	.90	1.08	-	-	-	11.08	10.80	115,796	.60	(10)	.37	(10)	.77	(10)	2.31	(10)
Class R-1:
4/30/10(7)	8.42	.11	.55	.66	(.18)	(.02)	(.20)	8.88	7.86	2,664	1.34	(10)	1.12	(10)	1.48	(10)	2.43	(10)
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07(11)	10.00	.13	.90	1.03	-	-	-	11.03	10.30	986	1.35	(10)	1.07	(10)	1.47	(10)	1.64	(10)
Class R-2:
4/30/10(7)	8.37	.11	.54	.65	(.17)	(.02)	(.19)	8.83	7.80	117,476	1.21	(10)	1.09	(10)	1.45	(10)	2.47	(10)
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07(11)	10.00	.12	.91	1.03	-	-	-	11.03	10.30	22,695	1.34	(10)	1.08	(10)	1.48	(10)	1.58	(10)
Class R-3:
4/30/10(7)	8.42	.12	.55	.67	(.19)	(.02)	(.21)	8.88	8.09	160,161	.83	(10)	.71	(10)	1.07	(10)	2.88	(10)
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523	.82		.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07(11)	10.00	.15	.91	1.06	-	-	-	11.06	10.60	44,224	.87	(10)	.65	(10)	1.05	(10)	1.88	(10)
Class R-4:
4/30/10(7)	8.47	.14	.54	.68	(.22)	(.02)	(.24)	8.91	8.09	83,035	.51	(10)	.39	(10)	.75	(10)	3.20	(10)
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973	.50		.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07(11)	10.00	.19	.90	1.09	-	-	-	11.09	10.90	19,354	.57	(10)	.32	(10)	.72	(10)	2.35	(10)
Class R-5:
4/30/10(7)	8.50	.15	.56	.71	(.24)	(.02)	(.26)	8.95	8.41	32,974	.21	(10)	.09	(10)	.45	(10)	3.50	(10)
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675	.20		.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07(11)	10.00	.20	.91	1.11	-	-	-	11.11	11.10	9,131	.29	(10)	.02	(10)	.42	(10)	2.57	(10)
Class R-6:
4/30/10(7)	8.48	.14	.56	.70	(.23)	(.02)	(.25)	8.93	8.36	11,146	.17	(10)	.06	(10)	.42	(10)	3.29	(10)
10/31/09(12)	7.55	.08	.85	.93	-	-	-	8.48	12.32	4,016	.05		.01		.39		.91

	Six months ended April 30, 2010 (7)		Period ended October 31
Portfolio turnover rate for all classes of shares			2009		2008		2007	(11)
2055 Fund	7%	(8)	-%		-%		-%
2050 Fund	1		5		5		1
2045 Fund	2		-	(14)	2		-		(14)
2040 Fund	-	(14)	1		2		1
2035 Fund	1		-	(14)	-	(14)	-		(14)
2030 Fund	-	(14)	-	(14)	2		-		(14)
2025 Fund	2		1		1		1
2020 Fund	7		1		1		-		(14)
2015 Fund	12		2		3		-		(14)
2010 Fund	17		5		12		8

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5) This column does not include expenses of the underlying funds in which each fund invests.
(6) This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 41 to 45 for further information regarding fees and expenses.

(7) Unaudited.
(8) For the period February 1, 2010, commencement of operations, through April 30, 2010.
(9) Amount less than $.01.
(10) Annualized.
(11) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(12) For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
(13) For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
(14) Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Expense example
                                                                                                                                                     unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009, through April 30, 2010).

Actual expenses:
The first line of each share class in the table on pages 42 to 45 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on pages 42 to 45 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2009	Ending account value 4/30/2010	Expenses paid during period(*)	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio
American Funds 2055 Target Date Retirement Fund†
Class A -- actual return	$1,000.00	$1,067.00	$1.17	.47%	$2.24	.90%
Class A -- assumed 5% return	1,000.00	1,022.46	2.36	.47	4.51	.90
Class R-1 -- actual return	1,000.00	1,065.00	2.89	1.16	3.96	1.59
Class R-1 -- assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.95	1.59
Class R-2 -- actual return	1,000.00	1,065.00	2.76	1.11	3.83	1.54
Class R-2 -- assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.70	1.54
Class R-3 -- actual return	1,000.00	1,066.00	1.82	.73	2.89	1.16
Class R-3 -- assumed 5% return	1,000.00	1,021.17	3.66	.73	5.81	1.16
Class R-4 -- actual return	1,000.00	1,067.00	1.05	.42	2.12	.85
Class R-4 -- assumed 5% return	1,000.00	1,022.71	2.11	.42	4.26	.85
Class R-5 -- actual return	1,000.00	1,067.00	.30	.12	1.37	.55
Class R-5 -- assumed 5% return	1,000.00	1,024.20	.60	.12	2.76	.55
Class R-6 -- actual return	1,000.00	1,068.00	.17	.07	1.25	.50
Class R-6 -- assumed 5% return	1,000.00	1,024.45	.35	.07	2.51	.50
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,112.90	$2.10	.40%	$4.35	.83%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.16	.83
Class R-1 -- actual return	1,000.00	1,109.03	5.91	1.13	8.16	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-2 -- actual return	1,000.00	1,109.38	5.91	1.13	8.16	1.56
Class R-2 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-3 -- actual return	1,000.00	1,111.95	3.82	.73	6.07	1.16
Class R-3 -- assumed 5% return	1,000.00	1,021.17	3.66	.73	5.81	1.16
Class R-4 -- actual return	1,000.00	1,112.70	2.10	.40	4.35	.83
Class R-4 -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.16	.83
Class R-5 -- actual return	1,000.00	1,114.37	.52	.10	2.78	.53
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.66	.53
Class R-6 -- actual return	1,000.00	1,115.46	.37	.07	2.62	.50
Class R-6 -- assumed 5% return	1,000.00	1,024.45	.35	.07	2.51	.50
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,112.95	$2.10	.40%	$4.35	.83%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.16	.83
Class R-1 -- actual return	1,000.00	1,108.92	5.96	1.14	8.21	1.57
Class R-1 -- assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.85	1.57
Class R-2 -- actual return	1,000.00	1,108.59	5.91	1.13	8.16	1.56
Class R-2 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-3 -- actual return	1,000.00	1,110.89	3.82	.73	6.07	1.16
Class R-3 -- assumed 5% return	1,000.00	1,021.17	3.66	.73	5.81	1.16
Class R-4 -- actual return	1,000.00	1,112.68	2.10	.40	4.35	.83
Class R-4 -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.16	.83
Class R-5 -- actual return	1,000.00	1,114.37	.52	.10	2.78	.53
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.66	.53
Class R-6 -- actual return	1,000.00	1,114.31	.42	.08	2.67	.51
Class R-6 -- assumed 5% return	1,000.00	1,024.40	.40	.08	2.56	.51
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,112.93	$2.04	.39%	$4.30	.82%
Class A -- assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class R-1 -- actual return	1,000.00	1,109.87	5.91	1.13	8.16	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-2 -- actual return	1,000.00	1,109.53	5.91	1.13	8.16	1.56
Class R-2 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-3 -- actual return	1,000.00	1,111.73	3.77	.72	6.02	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.22	3.61	.72	5.76	1.15
Class R-4 -- actual return	1,000.00	1,114.13	2.04	.39	4.30	.82
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class R-5 -- actual return	1,000.00	1,115.62	.52	.10	2.78	.53
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.66	.53
Class R-6 -- actual return	1,000.00	1,115.39	.31	.06	2.57	.49
Class R-6 -- assumed 5% return	1,000.00	1,024.50	.30	.06	2.46	.49
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,111.68	$2.04	.39%	$4.29	.82%
Class A -- assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class R-1 -- actual return	1,000.00	1,107.26	5.90	1.13	8.15	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.80	1.56
Class R-2 -- actual return	1,000.00	1,106.94	5.80	1.11	8.05	1.54
Class R-2 -- assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.70	1.54
Class R-3 -- actual return	1,000.00	1,110.56	3.77	.72	6.02	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.22	3.61	.72	5.76	1.15
Class R-4 -- actual return	1,000.00	1,111.27	2.04	.39	4.29	.82
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class R-5 -- actual return	1,000.00	1,111.84	.52	.10	2.78	.53
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.66	.53
Class R-6 -- actual return	1,000.00	1,114.28	.31	.06	2.57	.49
Class R-6 -- assumed 5% return	1,000.00	1,024.50	.30	.06	2.46	.49
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,111.39	$2.04	.39%	$4.29	.82%
Class A -- assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class R-1 -- actual return	1,000.00	1,107.03	5.80	1.11	8.05	1.54
Class R-1 -- assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.70	1.54
Class R-2 -- actual return	1,000.00	1,106.75	5.64	1.08	7.89	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.55	1.51
Class R-3 -- actual return	1,000.00	1,109.05	3.77	.72	6.01	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.22	3.61	.72	5.76	1.15
Class R-4 -- actual return	1,000.00	1,111.20	2.04	.39	4.29	.82
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class R-5 -- actual return	1,000.00	1,112.84	.52	.10	2.78	.53
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.66	.53
Class R-6 -- actual return	1,000.00	1,112.65	.31	.06	2.57	.49
Class R-6 -- assumed 5% return	1,000.00	1,024.50	.30	.06	2.46	.49
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,105.26	$1.98	.38%	$4.18	.80%
Class A -- assumed 5% return	1,000.00	1,022.91	1.91	.38	4.01	.80
Class R-1 -- actual return	1,000.00	1,100.15	5.88	1.13	8.07	1.55
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.75	1.55
Class R-2 -- actual return	1,000.00	1,100.67	5.68	1.09	7.86	1.51
Class R-2 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.55	1.51
Class R-3 -- actual return	1,000.00	1,102.89	3.70	.71	5.89	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.66	1.13
Class R-4 -- actual return	1,000.00	1,103.62	2.09	.40	4.28	.82
Class R-4 -- assumed 5% return	1,000.00	1,022.81	2.01	.40	4.11	.82
Class R-5 -- actual return	1,000.00	1,105.58	.52	.10	2.71	.52
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.61	.52
Class R-6 -- actual return	1,000.00	1,106.56	.31	.06	2.51	.48
Class R-6 -- assumed 5% return	1,000.00	1,024.50	.30	.06	2.41	.48
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,092.43	$2.08	.40%	$4.10	.79%
Class A -- assumed 5% return	1,000.00	1,022.81	2.01	.40	3.96	.79
Class R-1 -- actual return	1,000.00	1,087.95	5.85	1.13	7.87	1.52
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class R-2 -- actual return	1,000.00	1,089.03	5.65	1.09	7.67	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.40	1.48
Class R-3 -- actual return	1,000.00	1,091.30	3.68	.71	5.70	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.51	1.10
Class R-4 -- actual return	1,000.00	1,092.25	2.02	.39	4.05	.78
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.91	.78
Class R-5 -- actual return	1,000.00	1,094.14	.52	.10	2.54	.49
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.46	.49
Class R-6 -- actual return	1,000.00	1,093.72	.31	.06	2.34	.45
Class R-6 -- assumed 5% return	1,000.00	1,024.50	.30	.06	2.26	.45
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,085.30	$2.12	.41%	$4.03	.78%
Class A -- assumed 5% return	1,000.00	1,022.76	2.06	.41	3.91	.78
Class R-1 -- actual return	1,000.00	1,080.78	5.83	1.13	7.74	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.50	1.50
Class R-2 -- actual return	1,000.00	1,080.65	5.62	1.09	7.53	1.46
Class R-2 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.30	1.46
Class R-3 -- actual return	1,000.00	1,084.12	3.67	.71	5.58	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.41	1.08
Class R-4 -- actual return	1,000.00	1,085.14	2.07	.40	3.98	.77
Class R-4 -- assumed 5% return	1,000.00	1,022.81	2.01	.40	3.86	.77
Class R-5 -- actual return	1,000.00	1,085.91	.52	.10	2.43	.47
Class R-5 -- assumed 5% return	1,000.00	1,024.30	.50	.10	2.36	.47
Class R-6 -- actual return	1,000.00	1,086.69	.31	.06	2.22	.43
Class R-6 -- assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,081.01	$2.12	.41%	$3.97	.77%
Class A -- assumed 5% return	1,000.00	1,022.76	2.06	.41	3.86	.77
Class R-1 -- actual return	1,000.00	1,078.56	5.77	1.12	7.63	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.40	1.48
Class R-2 -- actual return	1,000.00	1,078.02	5.62	1.09	7.47	1.45
Class R-2 -- assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.25	1.45
Class R-3 -- actual return	1,000.00	1,080.86	3.66	.71	5.52	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.27	3.56	.71	5.36	1.07
Class R-4 -- actual return	1,000.00	1,080.90	2.01	.39	3.87	.75
Class R-4 -- assumed 5% return	1,000.00	1,022.86	1.96	.39	3.76	.75
Class R-5 -- actual return	1,000.00	1,084.11	.47	.09	2.33	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.35	.45	.09	2.26	.45
Class R-6 -- actual return	1,000.00	1,083.56	.31	.06	2.17	.42
Class R-6 -- assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42

(*) The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

(†) The period for the “annualized expense ratio” and “actual return” line is based on the number of days from February 1, 2010 (commencement of operations), through April 30, 2010, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Approval of Investment Advisory and Service Agreement

The series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2010. The agreement was amended to add the American Funds 2055 Target Date Retirement Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that the funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities; and the impact of current market conditions on the funds and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements as well as the benefits to fund shareholders from investing in funds that are part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of the funds in light of their investment objectives. They compared the funds’ total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the funds are included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results. The board and the committee noted that the funds’ net asset values per share had significantly declined during 2008; however, compared with other similar target date funds, the funds generally had above-average investment results in 2007, 2008 and through July 31, 2009. The board and the committee concluded that, given the difficult market environment in 2008, the funds’ results have been satisfactory and that CRMC’s record in managing the funds and the underlying American Funds in which the funds invest indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the funds (including fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board noted CRMC’s waiver of the funds’ entire advisory fee payable under the agreement and that CRMC has committed not to remove that waiver without board approval. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC with investment mandates similar to those of certain of the underlying American Funds. They noted that, although the fees paid by those clients generally were lower than those paid by the underlying American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the funds and the underlying American Funds and the other clients. The board and the committee concluded that the funds’ cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions primarily on behalf of the underlying American Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the advisory fee structure of the underlying American Funds in which the funds invest. The board also considered the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008 with respect to the underlying American Funds. The board and the committee concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	643,153,060
Total shares voting on November 24, 2009:	398,853,066	(62.0% of shares outstanding)

Election of board members

Director	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	390,375,620	97.9%	8,477,446	2.1%
William H. Baribault	390,595,071	97.9	8,257,995	2.1
Michael J. Downer	390,687,148	98.0	8,165,918	2.0
James G. Ellis	390,651,161	97.9	8,201,905	2.1
Martin Fenton	390,650,443	97.9	8,202,623	2.1
Leonard R. Fuller	390,546,303	97.9	8,306,763	2.1
W. Scott Hedrick	390,416,470	97.9	8,436,596	2.1
R. Clark Hooper	390,407,450	97.9	8,445,616	2.1
Merit E. Janow	390,667,537	97.9	8,185,529	2.1
James B. Lovelace	390,686,854	98.0	8,166,212	2.0
Laurel B. Mitchell	390,611,719	97.9	8,241,347	2.1
Frank M. Sanchez	390,667,550	97.9	8,185,516	2.1
Margaret Spellings	390,462,169	97.9	8,390,897	2.1
Steadman Upham	390,573,824	97.9	8,279,242	2.1

To approve an Agreement and Plan of Reorganization	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining*	Percent of outstanding shares abstaining

American Funds Target Date Retirement Series	351,196,338	54.6%	4,704,747	0.7%	42,951,981	6.7%

To update the fund’s fundamental investment policies regarding:	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining*	Percent of shares abstaining

2050
Borrowing	14,534,386	88.4%	191,224	1.2%	1,712,364	10.4%
Issuance of senior securities	14,551,823	88.4	174,016	1.2	1,712,135	10.4
Underwriting	14,558,120	88.5	193,294	1.2	1,686,560	10.3
Investments in real estate or commodities	14,512,787	88.5	207,781	1.2	1,717,406	10.3
Lending	14,499,740	88.3	225,827	1.3	1,712,407	10.4
Industry concentration	14,555,742	88.5	163,162	1.0	1,719,070	10.5
Elimination of certain policies	14,514,428	88.3	184,463	1.1	1,739,083	10.6
2045
Borrowing	12,998,456	90.6	101,286	0.7	1,251,941	8.7
Issuance of senior securities	13,023,261	90.7	64,622	0.5	1,263,800	8.8
Underwriting	13,018,186	90.7	73,124	0.5	1,260,373	8.8
Investments in real estate or commodities	12,984,247	90.5	112,935	0.8	1,254,501	8.7
Lending	12,990,507	90.5	112,097	0.8	1,249,079	8.7
Industry concentration	13,009,783	90.6	67,466	0.5	1,274,434	8.9
Elimination of certain policies	12,995,017	90.5	79,115	0.6	1,277,551	8.9
2040
Borrowing	26,396,800	88.5	226,714	0.8	3,190,875	10.7
Issuance of senior securities	26,448,686	88.7	165,262	0.6	3,200,441	10.7
Underwriting	26,392,882	88.5	218,512	0.8	3,202,995	10.7
Investments in real estate or commodities	26,361,141	88.4	241,882	0.8	3,211,366	10.8
Lending	26,256,621	88.1	353,942	1.2	3,203,826	10.7
Industry concentration	26,409,821	88.6	175,692	0.6	3,228,876	10.8
Elimination of certain policies	26,333,733	88.3	174,973	0.6	3,305,683	11.1
2035
Borrowing	32,397,994	87.6	524,956	1.4	4,056,797	11.0
Issuance of senior securities	32,434,991	87.7	464,765	1.3	4,079,991	11.0
Underwriting	32,377,332	87.5	499,275	1.4	4,103,140	11.1
Investments in real estate or commodities	32,366,325	87.5	514,571	1.4	4,098,851	11.1
Lending	32,331,684	87.4	565,954	1.6	4,082,109	11.0
Industry concentration	32,424,471	87.6	464,127	1.3	4,091,149	11.1
Elimination of certain policies	32,407,538	87.6	465,680	1.3	4,106,529	11.1
2030
Borrowing	50,037,045	89.4	598,445	1.1	5,332,861	9.5
Issuance of senior securities	50,047,096	89.4	575,583	1.0	5,345,672	9.6
Underwriting	50,035,994	89.4	571,663	1.0	5,360,694	9.6
Investments in real estate or commodities	49,989,301	89.3	615,357	1.1	5,363,693	9.6
Lending	49,935,857	89.2	714,262	1.3	5,318,232	9.5
Industry concentration	50,061,438	89.4	572,096	1.1	5,334,817	9.5
Elimination of certain policies	49,940,043	89.2	653,127	1.2	5,375,181	9.6
2025
Borrowing	52,385,335	88.5	866,110	1.5	5,906,195	10.0
Issuance of senior securities	52,470,920	88.7	709,446	1.2	5,977,274	10.1
Underwriting	52,333,907	88.5	823,750	1.4	5,999,983	10.1
Investments in real estate or commodities	52,225,256	88.2	986,443	1.7	5,945,941	10.1
Lending	52,290,847	88.4	970,400	1.6	5,896,393	10.0
Industry concentration	52,599,888	88.9	586,982	1.0	5,970,770	10.1
Elimination of certain policies	52,488,220	88.7	637,765	1.1	6,031,655	10.2
2020
Borrowing	66,645,743	88.6	700,330	1.0	7,847,636	10.4
Issuance of senior securities	66,529,980	88.4	798,993	1.1	7,864,736	10.5
Underwriting	66,465,483	88.4	816,645	1.1	7,911,581	10.5
Investments in real estate or commodities	66,356,889	88.2	946,444	1.3	7,890,376	10.5
Lending	66,197,849	88.0	1,160,863	1.6	7,834,997	10.4
Industry concentration	66,489,983	88.4	800,415	1.1	7,903,311	10.5
Elimination of certain policies	66,234,366	88.1	923,073	1.2	8,036,270	10.7
2015
Borrowing	54,856,332	88.6	766,246	1.2	6,299,620	10.2
Issuance of senior securities	54,840,863	88.6	760,409	1.2	6,320,926	10.2
Underwriting	54,777,344	88.5	798,019	1.3	6,346,835	10.2
Investments in real estate or commodities	54,597,848	88.2	979,398	1.6	6,344,952	10.2
Lending	54,649,741	88.3	947,246	1.5	6,325,211	10.2
Industry concentration	54,842,202	88.6	756,141	1.2	6,323,855	10.2
Elimination of certain policies	54,706,531	88.3	857,983	1.4	6,357,684	10.3
2010
Borrowing	41,221,544	84.1	742,813	1.5	7,063,018	14.4
Issuance of senior securities	40,837,209	83.3	1,107,809	2.3	7,082,357	14.4
Underwriting	41,214,995	84.1	679,978	1.4	7,132,402	14.5
Investments in real estate or commodities	40,770,792	83.2	1,152,103	2.3	7,104,480	14.5
Lending	41,130,939	83.9	797,358	1.6	7,099,079	14.5
Industry concentration	41,173,677	84.0	765,119	1.6	7,088,579	14.4
Elimination of certain policies	41,066,467	83.8	803,008	1.6	7,157,900	14.6

To approve a policy allowing CRMC to appoint subsidiary advisers for the series’ day-to-day investment management without additional shareholder approval

2050	14,488,647	88.1	261,862	1.6	1,687,465	10.3
2045	12,969,963	90.4	119,083	0.8	1,262,637	8.8
2040	26,175,154	87.8	378,378	1.3	3,260,857	10.9
2035	32,219,040	87.1	654,130	1.8	4,106,577	11.1
2030	49,721,188	88.8	880,342	1.6	5,366,821	9.6
2025	51,800,180	87.6	1,374,604	2.3	5,982,856	10.1
2020	65,908,547	87.7	1,312,617	1.7	7,972,545	10.6
2015	54,513,006	88.0	1,125,297	1.9	6,283,895	10.1
2010	40,984,350	83.6	832,325	1.7	7,210,700	14.7

To approve amendments to the series’ Investment Advisory and Service Agreement with CRMC

2050	14,505,646	88.2	204,880	1.3	1,727,448	10.5
2045	12,993,075	90.5	103,598	0.8	1,255,010	8.7
2040	26,213,389	87.9	325,359	1.1	3,275,641	11.0
2035	32,288,495	87.3	581,929	1.6	4,109,323	11.1
2030	49,774,028	88.9	794,515	1.5	5,399,808	9.6
2025	51,888,458	87.7	1,207,420	2.1	6,061,762	10.2
2020	66,040,191	87.8	1,142,346	1.5	8,011,172	10.7
2015	54,612,817	88.2	843,606	1.4	6,465,775	10.4
2010	41,046,633	83.7	741,223	1.5	7,239,519	14.8

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the series

2050	14,514,277	88.3	191,982	1.2	1,731,715	10.5
2045	13,001,792	90.6	90,084	0.6	1,259,807	8.8
2040	26,182,258	87.8	359,812	1.2	3,272,319	11.0
2035	32,290,568	87.3	556,856	1.5	4,132,323	11.2
2030	49,542,446	88.5	1,044,621	1.9	5,381,284	9.6
2025	52,060,329	88.0	1,087,092	1.8	6,010,219	10.2
2020	65,932,777	87.7	1,279,474	1.7	7,981,458	10.6
2015	54,478,510	87.9	1,155,293	1.9	6,288,395	10.2
2010	40,955,062	83.5	869,379	1.8	7,202,934	14.7

*Includes broker non-votes.

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-850-0610P

Litho in USA RCG/AC/9802-S22137

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2010

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 30, 2010